First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Belgium — 2.7%
234,499	Ageas S.A./N.V. (EUR)	$15,841,727
	Denmark — 6.6%
11,904	AP Moller - Maersk A/S, Class A (DKK)	21,989,627
220,588	Sydbank A/S (DKK)	16,361,909
		38,351,536
	France — 12.6%
197,178	BNP Paribas S.A. (EUR)	17,726,579
895,553	Credit Agricole S.A. (EUR)	16,947,285
1,209,353	Orange S.A. (EUR)	18,398,212
647,892	Rubis S.C.A. (EUR)	20,926,577
		73,998,653
	Germany — 10.8%
28,972	Allianz SE (EUR)	11,743,330
214,564	Bayerische Motoren Werke AG (Preference Shares) (EUR)	17,768,072
260,863	Mercedes-Benz Group AG (EUR)	15,268,965
175,001	Volkswagen AG (Preference Shares) (EUR)	18,474,538
		63,254,905
	Italy — 6.5%
928,059	Poste Italiane S.p.A. (EUR) (c) (d)	19,940,155
2,958,577	Snam S.p.A. (EUR)	17,920,209
		37,860,364
	Netherlands — 19.3%
976,840	ABN AMRO Bank N.V. (EUR) (c) (d)	26,741,618
294,712	ASR Nederland N.V. (EUR)	19,572,712
844,615	ING Groep N.V. (EUR)	18,531,326
358,857	NN Group N.V. (EUR)	23,849,684
900,766	Signify N.V. (EUR) (c) (d)	24,383,168
		113,078,508
	Norway — 5.7%
1,302,690	Aker BP ASA (NOK)	33,318,797
	Poland — 3.9%
990,970	ORLEN S.A. (PLN)	22,572,347
	Spain — 2.7%
504,418	Endesa S.A. (EUR)	15,977,525
	Sweden — 2.4%
954,767	Tele2 AB, Class B (SEK)	13,951,795
	Switzerland — 2.9%
91,012	Holcim AG (CHF)	6,756,074
14,393	Zurich Insurance Group AG (CHF)	10,060,316
		16,816,390
Shares	Description	Value

	United Kingdom — 23.4%
1,623,793	HSBC Holdings PLC (GBP)	$19,654,377
1,285,481	IG Group Holdings PLC (GBP)	18,774,389
8,656,361	Legal & General Group PLC (GBP)	30,251,874
2,555,074	NatWest Group PLC (GBP)	17,935,882
347,384	Rio Tinto PLC (GBP)	20,241,655
18,551,153	Taylor Wimpey PLC (GBP)	30,238,695
		137,096,872
	Total Common Stocks	582,119,419
	(Cost $514,468,713)
MONEY MARKET FUNDS — 0.2%
805,126	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (e)	805,126
	(Cost $805,126)

	Total Investments — 99.7%	582,924,545
	(Cost $515,273,839)
	Net Other Assets and Liabilities — 0.3%	1,946,406
	Net Assets — 100.0%	$584,870,951

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Financials	48.7%
Consumer Discretionary	14.0
Energy	9.6
Utilities	9.4
Industrials	8.0
Communication Services	5.6
Materials	4.6
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	54.9%
GBP	23.5
DKK	6.6
NOK	5.7
PLN	3.9
CHF	2.9
SEK	2.4
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 582,119,419	$ 582,119,419	$ —	$ —
Money Market Funds	805,126	805,126	—	—
Total Investments	$582,924,545	$582,924,545	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Belgium — 2.2%
13,992	Warehouses De Pauw C.V.A. (EUR)	$341,176
	Canada — 1.1%
3,279	Granite Real Estate Investment Trust (CAD)	166,581
	Cayman Islands — 1.8%
170,989	ESR Group Ltd. (HKD) (c) (d) (e) (f) (g)	281,861
	Japan — 6.1%
117	Daiwa House REIT Investment Corp. (JPY)	197,837
257	GLP J-REIT (JPY)	231,470
178	Industrial & Infrastructure Fund Investment Corp. (JPY)	150,182
183	Mitsui Fudosan Logistics Park, Inc. (JPY)	132,798
449	Nippon Prologis REIT, Inc. (JPY)	248,189
		960,476
	Singapore — 10.1%
390,464	Frasers Logistics & Commercial Trust (SGD) (f)	262,561
226,900	Keppel DC REIT (SGD)	415,790
252,500	Mapletree Industrial Trust (SGD)	405,112
540,977	Mapletree Logistics Trust (SGD)	502,047
		1,585,510
	United Kingdom — 7.6%
104,893	LondonMetric Property PLC (GBP)	292,282
75,273	Segro PLC (GBP)	702,184
100,711	Tritax Big Box REIT PLC (GBP)	204,043
		1,198,509
	United States — 70.4%
4,545	American Tower Corp.	1,004,536
32,376	Americold Realty Trust, Inc.	538,413
9,950	Crown Castle, Inc.	1,022,164
6,654	Digital Realty Trust, Inc.	1,159,992
4,008	EastGroup Properties, Inc.	669,817
1,228	Equinix, Inc.	976,837
13,639	First Industrial Realty Trust, Inc.	656,445
58,303	LXP Industrial Trust	481,583
9,568	Plymouth Industrial REIT, Inc.	153,662
9,978	Prologis, Inc.	1,048,887
19,097	Rexford Industrial Realty, Inc.	679,280
4,462	SBA Communications Corp.	1,047,856
19,740	STAG Industrial, Inc.	716,167
Shares	Description	Value

	United States (Continued)
11,304	Terreno Realty Corp.	$633,815
58,943	Uniti Group, Inc. (e)	254,634
		11,044,088
	Total Common Stocks	15,578,201
	(Cost $15,377,340)
MONEY MARKET FUNDS — 0.2%
34,258	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (h)	34,258
	(Cost $34,258)

	Total Investments — 99.5%	15,612,459
	(Cost $15,411,598)
	Net Other Assets and Liabilities — 0.5%	73,501
	Net Assets — 100.0%	$15,685,960

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $281,861 or 1.8% of net assets.

(h)	Rate shown reflects yield as of June 30, 2025.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Real Estate	99.8%
Money Market Funds	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	70.9%
SGD	10.2
GBP	7.7
JPY	6.1
EUR	2.2
HKD	1.8
CAD	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 281,861	$ —	$ 281,861	$ —
Other Country Categories*	15,296,340	15,296,340	—	—
Money Market Funds	34,258	34,258	—	—
Total Investments	$15,612,459	$15,330,598	$281,861	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 3.1%
1,312,015	Bank of Queensland Ltd. (AUD)	$6,718,053
785,217	Fortescue Ltd. (AUD)	7,896,562
1,419,993	Harvey Norman Holdings Ltd. (AUD)	4,925,177
596,374	Super Retail Group Ltd. (AUD)	5,589,252
		25,129,044
	Austria — 1.2%
172,486	OMV AG (EUR)	9,382,874
	Belgium — 1.0%
117,678	Ageas S.A./N.V. (EUR)	7,949,811
	Bermuda — 0.6%
750,578	CK Infrastructure Holdings Ltd. (HKD)	4,967,233
	Canada — 11.3%
128,947	Bank of Nova Scotia (The) (CAD)	7,130,317
524,118	BCE, Inc. (CAD)	11,623,546
81,788	Canadian Imperial Bank of Commerce (CAD)	5,805,491
229,798	Canadian Utilities Ltd., Class A (CAD)	6,358,574
132,673	Great-West Lifeco, Inc. (CAD)	5,045,812
170,647	IGM Financial, Inc. (CAD)	5,391,029
497,086	Labrador Iron Ore Royalty Corp. (CAD)	10,359,685
392,142	Laurentian Bank of Canada (CAD)	8,967,360
787,754	Peyto Exploration & Development Corp. (CAD)	11,251,563
142,147	Power Corp. of Canada (CAD)	5,552,266
121,869	TC Energy Corp. (CAD)	5,949,588
500,940	TELUS Corp. (CAD)	8,045,205
		91,480,436
	Cayman Islands — 2.9%
5,832,168	Chow Tai Fook Jewellery Group, Ltd. (HKD)	9,970,470
1,091,903	CK Hutchison Holdings Ltd. (HKD)	6,718,376
3,540,644	Stella International Holdings Ltd. (HKD)	6,540,085
		23,228,931
	Denmark — 1.3%
5,640	AP Moller - Maersk A/S, Class A (DKK)	10,418,473
	Finland — 0.9%
399,154	Fortum Oyj (EUR)	7,471,237
	France — 2.6%
537,178	Carrefour S.A. (EUR)	7,574,265
Shares	Description	Value

	France (Continued)
97,316	TotalEnergies SE (EUR)	$5,972,417
226,808	Verallia S.A. (EUR) (c) (d)	7,534,173
		21,080,855
	Germany — 5.1%
84,296	BASF SE (EUR)	4,156,562
99,001	Bayerische Motoren Werke AG (Preference Shares) (EUR)	8,198,285
170,831	Freenet AG (EUR)	5,562,024
120,673	Mercedes-Benz Group AG (EUR)	7,063,293
179,840	Porsche Automobil Holding SE (Preference Shares) (EUR)	7,136,996
85,342	Volkswagen AG (Preference Shares) (EUR)	9,009,400
		41,126,560
	Guernsey — 1.2%
7,566,755	Sirius Real Estate Ltd. (GBP)	10,126,813
	Hong Kong — 6.6%
1,764,619	BOC Hong Kong Holdings Ltd. (HKD)	7,665,464
487,738	Hang Seng Bank Ltd. (HKD)	7,306,797
3,252,917	Henderson Land Development Co., Ltd. (HKD)	11,374,922
13,957,074	PCCW Ltd. (HKD)	9,476,647
7,686,278	Sino Land Co., Ltd. (HKD)	8,175,902
3,680,668	Swire Properties Ltd. (HKD)	9,190,006
		53,189,738
	Italy — 4.0%
2,045,456	A2A S.p.A. (EUR)	5,505,598
519,731	Eni S.p.A. (EUR)	8,424,132
1,194,894	Italgas S.p.A. (EUR)	10,134,212
376,389	Poste Italiane S.p.A. (EUR) (c) (d)	8,087,045
		32,150,987
	Japan — 0.8%
213,070	Japan Tobacco, Inc. (JPY)	6,285,347
	Luxembourg — 1.6%
214,684	APERAM S.A. (EUR)	6,939,240
1,617,082	B&M European Value Retail S.A. (GBP)	6,024,214
		12,963,454
	Netherlands — 2.9%
125,661	ASR Nederland N.V. (EUR)	8,345,526
96,721	LyondellBasell Industries N.V., Class A	5,596,277
149,057	NN Group N.V. (EUR)	9,906,348
		23,848,151
	New Zealand — 2.0%
10,663,973	Spark New Zealand Ltd. (NZD)	15,795,590

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway — 1.0%
294,575	DNB Bank ASA (NOK)	$8,142,210
	Singapore — 0.8%
828,236	BOC Aviation Ltd. (HKD) (c) (d)	6,858,049
	South Korea — 16.6%
817,765	BNK Financial Group, Inc. (KRW)	7,543,846
114,204	DB Insurance Co., Ltd. (KRW)	10,433,724
282,927	GS Holdings Corp. (KRW)	9,779,597
153,927	Hana Financial Group, Inc. (KRW)	9,842,842
75,524	Hyundai Motor Co. (Preference Shares) (KRW)	8,892,089
894,866	iM Financial Group Co., Ltd. (KRW)	8,334,666
637,195	Industrial Bank of Korea (KRW)	8,621,207
110,315	Kia Corp. (KRW)	7,920,512
84,866	KIWOOM Securities Co., Ltd. (KRW)	14,400,055
82,425	KT&G Corp. (KRW)	7,799,105
889,878	LG Uplus Corp. (KRW)	9,428,909
19,380	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	6,232,158
254,083	Samsung Securities Co., Ltd. (KRW)	13,856,334
659,414	Woori Financial Group, Inc. (KRW)	10,969,061
		134,054,105
	Spain — 9.9%
570,031	Bankinter S.A. (EUR)	7,439,887
944,322	CaixaBank S.A. (EUR)	8,180,349
955,542	Enagas S.A. (EUR)	16,084,595
254,825	Logista Integral S.A. (EUR)	8,344,781
2,246,764	Mapfre S.A. (EUR)	9,183,644
221,401	Naturgy Energy Group S.A. (EUR)	7,041,602
274,618	Redeia Corp. S.A. (EUR)	5,871,293
636,004	Repsol S.A. (EUR)	9,316,092
1,718,694	Telefonica S.A. (EUR)	9,025,406
		80,487,649
	Sweden — 0.8%
1,839,265	Telia Co., AB (SEK)	6,604,005
	Switzerland — 1.3%
28,593	Swiss Re AG (CHF)	4,942,378
7,624	Zurich Insurance Group AG (CHF)	5,328,969
		10,271,347
	United Kingdom — 8.3%
4,402,541	Aberdeen Group PLC (GBP)	11,312,739
Shares	Description	Value

	United Kingdom (Continued)
216,514	British American Tobacco PLC (GBP)	$10,291,934
424,349	IG Group Holdings PLC (GBP)	6,197,597
1,079,988	Investec PLC (GBP)	8,079,304
2,896,627	Legal & General Group PLC (GBP)	10,123,006
1,677,918	Phoenix Group Holdings PLC (GBP)	15,166,489
103,173	Rio Tinto PLC (GBP)	6,011,769
		67,182,838
	United States — 11.5%
140,201	Altria Group, Inc.	8,219,985
221,690	First Interstate BancSystem, Inc., Class A	6,389,106
709,144	Ford Motor Co.	7,694,212
327,495	Franklin Resources, Inc.	7,810,756
1,551,550	Kohl’s Corp.	13,157,144
549,444	Northwest Bancshares, Inc.	7,021,894
161,824	OneMain Holdings, Inc.	9,223,968
47,154	Prudential Financial, Inc.	5,066,226
415,620	Sitio Royalties Corp., Class A	7,639,096
121,260	Universal Corp.	7,062,182
156,585	Verizon Communications, Inc.	6,775,433
873,070	Western Union (The) Co.	7,351,249
		93,411,251

	Total Investments — 99.3%	803,606,988
	(Cost $697,669,535)
	Net Other Assets and Liabilities — 0.7%	5,548,963
	Net Assets — 100.0%	$809,155,951

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	40.0%
Consumer Discretionary	12.7
Communication Services	10.3
Utilities	7.9
Energy	7.2
Materials	6.0
Consumer Staples	5.9
Industrials	5.2
Real Estate	4.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	28.0%
KRW	16.7
USD	12.3
CAD	11.4
HKD	11.0
GBP	10.4
AUD	3.1
NZD	1.9
DKK	1.3
CHF	1.3
NOK	1.0
SEK	0.8
JPY	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 803,606,988	$ 803,606,988	$ —	$ —

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 97.9%
	Bermuda — 0.7%
19,416,343	Concord New Energy Group Ltd. (HKD)	$1,261,452
	Brazil — 1.0%
827,170	Serena Energia S.A. (BRL) (c)	1,778,238
	Canada — 11.3%
288,605	Boralex, Inc., Class A (CAD)	6,705,682
832,826	Northland Power, Inc. (CAD) (d)	13,069,573
		19,775,255
	China — 7.8%
6,992,020	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	2,173,330
8,959,578	China Longyuan Power Group Corp., Ltd., Class H (HKD)	8,069,378
1,251,013	China Suntien Green Energy Corp., Ltd., Class H (HKD)	702,803
2,808,382	Goldwind Science & Technology Co., Ltd., Class H (HKD)	2,672,452
		13,617,963
	Denmark — 13.9%
270,463	Orsted A/S (DKK) (c) (e) (f)	11,614,910
840,761	Vestas Wind Systems A/S (DKK)	12,613,240
		24,228,150
	France — 2.2%
165,774	Engie S.A. (EUR)	3,890,835
	Germany — 12.2%
22,313	Energiekontor AG (EUR) (c)	1,149,911
437,982	Nordex SE (EUR) (c)	8,677,815
75,250	PNE AG (EUR) (d)	1,345,570
94,247	RWE AG (EUR)	3,933,388
49,057	SGL Carbon SE (EUR) (c) (d)	202,254
52,033	Siemens Energy AG (EUR) (c)	6,010,338
		21,319,276
	Israel — 1.2%
172,286	Energix-Renewable Energies Ltd. (ILS)	636,297
68,183	Enlight Renewable Energy Ltd. (ILS) (c)	1,546,531
		2,182,828
	Italy — 6.8%
404,869	Enel S.p.A. (EUR)	3,842,042
201,914	ERG S.p.A. (EUR)	4,414,409
50,115	Prysmian S.p.A. (EUR)	3,544,349
		11,800,800
Shares	Description	Value

	Japan — 3.8%
118,900	Hitachi Ltd. (JPY)	$3,471,925
448,810	Toray Industries, Inc. (JPY)	3,078,605
		6,550,530
	Netherlands — 0.6%
77,373	Fugro N.V. (EUR)	1,087,322
	Norway — 0.1%
827,066	Aker Horizons ASA (NOK) (c)	122,262
	South Korea — 1.8%
52,475	CS Bearing Co., Ltd. (KRW) (c)	280,727
82,664	CS Wind Corp. (KRW)	2,872,660
		3,153,387
	Spain — 11.2%
21,536	Acciona S.A. (EUR) (d)	3,876,292
1,055,134	EDP Renovaveis S.A. (EUR)	11,776,465
204,853	Iberdrola S.A. (EUR)	3,930,896
		19,583,653
	Sweden — 1.8%
137,643	SKF AB, Class B (SEK)	3,158,505
	Switzerland — 2.1%
16,920	BKW AG (CHF)	3,695,552
	Taiwan — 3.8%
820,752	Century Iron & Steel Industrial Co., Ltd. (TWD)	6,658,846
	Turkey — 0.2%
588,127	Galata Wind Enerji A/S (TRY)	334,108
	United Kingdom — 1.3%
319,245	ReNew Energy Global PLC, Class A (c)	2,205,983
	United States — 14.1%
46,070	Alliant Energy Corp.	2,785,853
32,001	American Superconductor Corp. (c)	1,174,117
35,446	Arcosa, Inc.	3,073,523
63,542	Clearway Energy, Inc., Class C	2,033,344
8,869	GE Vernova, Inc.	4,693,031
46,902	Hexcel Corp.	2,649,494
42,343	NextEra Energy, Inc.	2,939,451
19,296	Owens Corning	2,653,586
36,690	Timken (The) Co.	2,661,859
		24,664,258
	Total Common Stocks	171,069,203
	(Cost $201,662,008)
MONEY MARKET FUNDS — 0.3%
503,683	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (g)	503,683
	(Cost $503,683)

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 9.2%
$16,022,083	JPMorgan Chase & Co., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $16,024,037. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $16,342,526. (h)	$16,022,083
	(Cost $16,022,083)

	Total Investments — 107.4%	187,594,969
	(Cost $218,187,774)
	Net Other Assets and Liabilities — (7.4)%	(12,944,364)
	Net Assets — 100.0%	$174,650,605

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $15,118,038 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $16,022,083.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Utilities	51.4%
Industrials	34.2
Repurchase Agreements	8.5
Materials	5.2
Energy	0.4
Money Market Funds	0.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	30.7%
USD	23.1
DKK	12.9
CAD	10.5
HKD	7.9
TWD	3.6
JPY	3.5
CHF	2.0
SEK	1.7
KRW	1.7
ILS	1.2
BRL	0.9
TRY	0.2
NOK	0.1
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 171,069,203	$ 171,069,203	$ —	$ —
Money Market Funds	503,683	503,683	—	—
Repurchase Agreements	16,022,083	—	16,022,083	—
Total Investments	$187,594,969	$171,572,886	$16,022,083	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Building Products — 8.8%
1,006	Allegion PLC	$144,985
1,024	Builders FirstSource, Inc. (a)	119,491
365	Carlisle Cos., Inc.	136,291
2,079	Carrier Global Corp.	152,162
1,611	Johnson Controls International PLC	170,154
223	Lennox International, Inc.	127,832
1,990	Masco Corp.	128,076
913	Owens Corning	125,556
363	Trane Technologies PLC	158,780
		1,263,327
	Construction & Engineering — 4.9%
1,318	AECOM	148,750
364	Comfort Systems USA, Inc.	195,180
327	EMCOR Group, Inc.	174,909
467	Quanta Services, Inc.	176,563
		695,402
	Construction Materials — 1.9%
258	Martin Marietta Materials, Inc.	141,632
521	Vulcan Materials Co.	135,887
		277,519
	Electric Utilities — 15.8%
2,039	Alliant Energy Corp.	123,298
1,190	American Electric Power Co., Inc.	123,474
600	Constellation Energy Corp.	193,656
1,051	Duke Energy Corp.	124,018
2,216	Edison International	114,346
1,530	Entergy Corp.	127,174
1,875	Evergy, Inc.	129,244
2,205	Eversource Energy	140,282
2,721	Exelon Corp.	118,146
3,063	FirstEnergy Corp.	123,316
1,840	NextEra Energy, Inc.	127,733
1,322	NRG Energy, Inc.	212,287
7,455	PG&E Corp.	103,923
1,360	Pinnacle West Capital Corp.	121,679
3,590	PPL Corp.	121,665
1,381	Southern (The) Co.	126,817
1,795	Xcel Energy, Inc.	122,239
		2,253,297
	Electrical Equipment — 8.6%
780	AMETEK, Inc.	141,149
454	Eaton Corp. PLC	162,074
1,231	Emerson Electric Co.	164,129
396	GE Vernova, Inc.	209,543
359	Hubbell, Inc.	146,619
Shares	Description	Value

	Electrical Equipment (Continued)
534	Rockwell Automation, Inc.	$177,379
1,813	Vertiv Holdings Co., Class A	232,807
		1,233,700
	Electronic Equipment, Instruments & Components — 0.2%
641	Ralliant Corp. (a)	31,082
	Energy Equipment & Services — 2.7%
3,349	Baker Hughes Co.	128,401
6,058	Halliburton Co.	123,462
3,774	Schlumberger N.V.	127,561
		379,424
	Gas Utilities — 0.9%
823	Atmos Energy Corp.	126,833
	Ground Transportation — 2.9%
4,414	CSX Corp.	144,029
570	Norfolk Southern Corp.	145,903
560	Union Pacific Corp.	128,845
		418,777
	Independent Power and Renewable Electricity Producers — 1.5%
1,124	Vistra Corp.	217,842
	Industrial Conglomerates — 2.0%
923	3M Co.	140,517
635	Honeywell International, Inc.	147,879
		288,396
	IT Services — 9.0%
1,692	Akamai Technologies, Inc. (a)	134,954
1,164	Cloudflare, Inc., Class A (a)	227,946
727	GoDaddy, Inc., Class A (a)	130,904
762	MongoDB, Inc. (a)	160,012
1,208	Okta, Inc. (a)	120,764
850	Snowflake, Inc., Class A (a)	190,204
1,432	Twilio, Inc., Class A (a)	178,084
506	VeriSign, Inc.	146,133
		1,289,001
	Machinery — 16.6%
425	Caterpillar, Inc.	164,989
436	Cummins, Inc.	142,790
770	Dover Corp.	141,087
1,926	Fortive Corp.	100,402
1,576	Graco, Inc.	135,489
735	IDEX Corp.	129,044
541	Illinois Tool Works, Inc.	133,762
1,731	Ingersoll Rand, Inc.	143,985

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
678	Nordson Corp.	$145,343
1,302	Otis Worldwide Corp.	128,924
1,383	PACCAR, Inc.	131,468
219	Parker-Hannifin Corp.	152,965
1,519	Pentair PLC	155,940
381	Snap-on, Inc.	118,560
2,093	Stanley Black & Decker, Inc.	141,801
728	Westinghouse Air Brake Technologies Corp.	152,407
1,140	Xylem, Inc.	147,470
		2,366,426
	Metals & Mining — 4.1%
3,917	Freeport-McMoRan, Inc.	169,802
1,122	Nucor Corp.	145,344
442	Reliance, Inc.	138,744
1,045	Steel Dynamics, Inc.	133,770
		587,660
	Multi-Utilities — 8.8%
1,270	Ameren Corp.	121,971
3,393	CenterPoint Energy, Inc.	124,659
1,716	CMS Energy Corp.	118,884
1,134	Consolidated Edison, Inc.	113,797
2,365	Dominion Energy, Inc.	133,670
954	DTE Energy Co.	126,367
3,230	NiSource, Inc.	130,298
1,512	Public Service Enterprise Group, Inc.	127,280
1,835	Sempra	139,038
1,164	WEC Energy Group, Inc.	121,289
		1,257,253
	Oil, Gas & Consumable Fuels — 4.7%
577	Cheniere Energy, Inc.	140,511
4,761	Kinder Morgan, Inc.	139,973
1,511	ONEOK, Inc.	123,343
756	Targa Resources Corp.	131,605
2,230	Williams (The) Cos., Inc.	140,066
		675,498
	Specialized REITs — 4.7%
589	American Tower Corp.	130,181
1,290	Crown Castle, Inc.	132,521
863	Digital Realty Trust, Inc.	150,447
159	Equinix, Inc.	126,480
579	SBA Communications Corp.	135,972
		675,601
Shares	Description	Value

	Water Utilities — 1.7%
858	American Water Works Co., Inc.	$119,357
3,202	Essential Utilities, Inc.	118,922
		238,279
	Total Common Stocks	14,275,317
	(Cost $11,171,386)
WARRANTS (b) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 8/2/30 (EUR) (a) (c) (d) (e)	3
	(Cost $0)
MONEY MARKET FUNDS — 0.2%
21,562	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	21,562
	(Cost $21,562)

	Total Investments — 100.0%	14,296,882
	(Cost $11,192,948)
	Net Other Assets and Liabilities — 0.0%	2,527
	Net Assets — 100.0%	$14,299,409

(a)	Non-income producing security.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $3 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,275,317	$ 14,275,317	$ —	$ —
Warrants*	3	—	—	3
Money Market Funds	21,562	21,562	—	—
Total Investments	$14,296,882	$14,296,879	$—	$3

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 0.1%
18,386	Verbund AG (EUR)	$1,411,009
	Belgium — 1.1%
278,440	Cenergy Holdings S.A. (EUR)	3,201,176
226,821	Elia Group S.A./N.V. (EUR) (c)	26,117,292
		29,318,468
	Brazil — 3.3%
1,490,158	Alupar Investimento S.A. (BRL)	8,488,781
8,393	Centrais Eletricas Brasileiras S.A., ADR	62,360
4,175,512	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	9,575,911
1,571,283	Energisa S.A. (BRL)	13,974,415
5,366,543	Equatorial Energia S.A. (BRL)	35,519,480
1,305,051	Isa Energia Brasil S.A. (Preference Shares) (BRL)	5,567,923
1,557,390	Transmissora Alianca de Energia Eletrica S.A. (BRL)	10,012,632
323,815	WEG S.A. (BRL)	2,549,706
		85,751,208
	Canada — 2.3%
77,400	Fortis, Inc. (CAD)	3,695,648
41,259	Hammond Power Solutions, Inc. (CAD)	3,800,342
1,437,056	Hydro One Ltd. (CAD) (d) (e)	51,783,615
6,343	Stella-Jones, Inc. (CAD)	365,605
		59,645,210
	Cayman Islands — 0.1%
2,071,820	Wasion Holdings Ltd. (HKD)	2,201,158
	China — 0.3%
568,365	BYD Co., Ltd., Class H (HKD)	8,869,447
	Denmark — 0.7%
230,712	NKT A/S (DKK) (f)	18,668,230
	France — 10.6%
244,467	Engie S.A. (EUR)	5,737,817
38,752	Legrand S.A. (EUR)	5,181,054
140,436	Nexans S.A. (EUR)	18,345,862
759,552	Schneider Electric SE (EUR)	202,027,071
714,228	SPIE S.A. (EUR)	40,131,313
		271,423,117
	Germany — 1.7%
326,036	E.ON SE (EUR)	6,000,863
187,393	Infineon Technologies AG (EUR)	7,972,033
107,390	Siemens AG (EUR)	27,532,816
86,278	SMA Solar Technology AG (EUR) (c) (f)	2,158,652
		43,664,364
Shares	Description	Value

	Ireland — 18.0%
596,083	Eaton Corp. PLC	$212,795,670
1,882,864	Johnson Controls International PLC	198,868,096
684,734	nVent Electric PLC	50,156,765
		461,820,531
	Italy — 6.4%
1,113,761	Enel S.p.A. (EUR)	10,569,138
1,259,366	Prysmian S.p.A. (EUR)	89,067,809
6,360,657	Terna-Rete Elettrica Nazionale (EUR) (c)	65,380,058
		165,017,005
	Japan — 2.0%
100,300	Daihen Corp. (JPY)	4,450,658
15,535	GS Yuasa Corp. (JPY)	290,839
706,720	Hitachi Ltd. (JPY)	20,636,489
193,499	Meidensha Corp. (JPY)	7,309,708
326,100	Mitsubishi Electric Corp. (JPY)	7,044,874
40,425	NGK Insulators Ltd. (JPY)	508,804
198,600	Osaki Electric Co., Ltd. (JPY)	1,322,575
378,670	Panasonic Holdings Corp. (JPY)	4,090,283
288,600	Renesas Electronics Corp. (JPY)	3,585,330
116,400	Sumitomo Electric Industries Ltd. (JPY)	2,501,705
		51,741,265
	Jersey — 2.5%
935,088	Aptiv PLC (f)	63,791,703
	Netherlands — 0.3%
98,326	Alfen N.V. (EUR) (c) (d) (e) (f)	1,204,564
32,743	NXP Semiconductors N.V.	7,154,018
17,225	STMicroelectronics N.V.	523,812
		8,882,394
	Portugal — 0.3%
380,891	EDP S.A. (EUR)	1,652,010
1,447,776	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	5,158,873
		6,810,883
	South Korea — 3.5%
91,257	HD Hyundai Electric Co., Ltd. (KRW)	34,282,231
575	Hyosung Heavy Industries Corp. (KRW)	379,612
88,385	Iljin Electric Co., Ltd. (KRW)	2,698,179
50,180	LS Electric Co., Ltd. (KRW)	11,117,235
259,024	Samsung SDI Co., Ltd. (KRW)	33,164,898
53,678	Sanil Electric Co., Ltd. (KRW)	3,527,889
438,298	Taihan Electric Wire Co., Ltd. (KRW) (f)	5,598,887
		90,768,931

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 2.2%
844,689	Iberdrola S.A. (EUR)	$16,208,620
1,834,562	Redeia Corp. S.A. (EUR) (c)	39,222,669
		55,431,289
	Switzerland — 8.3%
3,369,272	ABB Ltd. (CHF)	200,895,152
103,245	Landis+Gyr Group AG (CHF)	7,234,762
114,477	R&S Group Holding AG (CHF)	4,169,620
		212,299,534
	Taiwan — 2.1%
85,336	Advantech Co., Ltd. (TWD)	993,230
1,210,086	Allis Electric Co., Ltd. (TWD)	4,494,534
65,984	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	365,925
986,629	Fortune Electric Co., Ltd. (TWD)	19,015,204
1,342,453	Shihlin Electric & Engineering Corp. (TWD)	8,249,018
3,497,503	Ta Ya Electric Wire & Cable (TWD)	4,537,703
356,885	Voltronic Power Technology Corp. (TWD)	15,393,506
		53,049,120
	United Kingdom — 7.8%
13,524,526	National Grid PLC (GBP)	197,060,950
157,042	SSE PLC (GBP)	3,946,960
		201,007,910
	United States — 26.1%
132,780	Advanced Energy Industries, Inc.	17,593,350
109,847	AES (The) Corp.	1,155,590
166,081	American Superconductor Corp. (f)	6,093,512
72,741	Analog Devices, Inc.	17,313,813
6,478	Arcosa, Inc.	561,707
141,481	Atkore, Inc.	9,981,485
3,000	AZZ, Inc.	283,440
4,814	Belden, Inc.	557,461
574,351	Cisco Systems, Inc.	39,848,472
4,575	Digi International, Inc. (f)	159,485
86,791	Emerson Electric Co.	11,571,844
5,383	EnerSys	461,700
504,180	Enphase Energy, Inc. (f)	19,990,737
3,427	ESCO Technologies, Inc.	657,538
236,378	Fluence Energy, Inc. (c) (f)	1,586,096
38,744	GE Vernova, Inc.	20,501,388
8,660	Generac Holdings, Inc. (f)	1,240,199
99,163	Honeywell International, Inc.	23,093,079
229,220	Hubbell, Inc.	93,615,740
Shares	Description	Value

	United States (Continued)
134,798	International Business Machines Corp.	$39,735,754
177,239	Itron, Inc. (f)	23,329,970
3,508	Littelfuse, Inc.	795,369
8,766	MasTec, Inc. (f)	1,493,989
59,649	MYR Group, Inc. (f)	10,823,311
353,115	NVIDIA Corp.	55,788,639
255,282	Oracle Corp.	55,812,304
12,060	Preformed Line Products Co.	1,927,309
159,252	QUALCOMM, Inc.	25,362,474
278,588	Quanta Services, Inc.	105,328,551
240,231	SolarEdge Technologies, Inc. (f)	4,900,712
137,726	Tesla, Inc. (f)	43,750,041
131,763	Texas Instruments, Inc.	27,356,634
34,972	Trimble, Inc. (f)	2,657,173
2,849	Valmont Industries, Inc.	930,398
7,003	WESCO International, Inc.	1,296,956
61,604	Willdan Group, Inc. (f)	3,850,866
		671,407,086
	Total Common Stocks	2,562,979,862
	(Cost $2,126,934,458)
MONEY MARKET FUNDS — 0.0%
1,199,505	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	1,199,505
	(Cost $1,199,505)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.2%
$56,653,918	JPMorgan Chase & Co., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $56,660,827. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $57,786,999. (h)	56,653,918
	(Cost $56,653,918)

	Total Investments — 101.9%	2,620,833,285
	(Cost $2,184,787,881)
	Net Other Assets and Liabilities — (1.9)%	(49,460,411)
	Net Assets — 100.0%	$2,571,372,874

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $54,391,085 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $56,653,918.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	58.1%
Utilities	19.8
Information Technology	15.2
Consumer Discretionary	4.7
Repurchase Agreements	2.2
Money Market Funds	0.0‡
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	48.1%
EUR	21.9
CHF	8.1
GBP	7.7
KRW	3.5
BRL	3.3
CAD	2.3
TWD	2.0
JPY	2.0
DKK	0.7
HKD	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,562,979,862	$ 2,562,979,862	$ —	$ —
Money Market Funds	1,199,505	1,199,505	—	—
Repurchase Agreements	56,653,918	—	56,653,918	—
Total Investments	$2,620,833,285	$2,564,179,367	$56,653,918	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 3.9%
47,402	GrainCorp Ltd., Class A (AUD)	$242,718
398,799	Origin Energy Ltd. (AUD)	2,832,047
314,845	Perseus Mining Ltd. (AUD)	704,532
		3,779,297
	Bermuda — 0.9%
886,720	Kunlun Energy Co., Ltd. (HKD)	860,745
	Brazil — 0.1%
26,441	Tres Tentos Agroindustrial S.A. (BRL)	73,535
	Canada — 20.8%
81,264	Agnico Eagle Mines Ltd.	9,664,728
38,690	Dundee Precious Metals, Inc. (CAD) (c)	621,654
22,874	Lundin Gold, Inc. (CAD)	1,207,741
106,776	Nutrien Ltd.	6,218,634
44,782	Peyto Exploration & Development Corp. (CAD) (c)	639,625
281,954	Whitecap Resources, Inc. (CAD)	1,894,532
		20,246,914
	China — 6.3%
860,830	Aluminum Corp. of China Ltd., Class H (HKD)	579,008
466,020	China Coal Energy Co., Ltd., Class H (HKD)	539,043
844,093	CMOC Group Ltd., Class H (HKD)	858,077
178,530	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	619,742
1,390,423	Zijin Mining Group Co., Ltd., Class H (HKD)	3,551,358
		6,147,228
	Colombia — 0.5%
1,112,405	Ecopetrol S.A. (COP)	495,582
	India — 2.5%
529,936	Coal India Ltd. (INR)	2,421,973
	Indonesia — 0.7%
2,702,564	Alamtri Resources Indonesia Tbk PT (IDR)	304,631
1,958,123	Aneka Tambang Tbk (IDR)	366,658
		671,289
	Israel — 0.4%
2,102	Delek Group Ltd. (ILS)	435,215
	Japan — 0.4%
41,300	Rengo Co., Ltd. (JPY)	224,102
6,000	Sakata Seed Corp. (JPY)	146,037
		370,139
	Luxembourg — 0.3%
9,956	APERAM S.A. (EUR)	321,808
Shares	Description	Value

	New Zealand — 0.6%
157,445	Mercury NZ Ltd. (NZD)	$576,785
	Norway — 1.9%
71,409	Aker BP ASA (NOK)	1,826,422
	Romania — 0.7%
4,122,803	OMV Petrom S.A. (RON)	720,128
	Sweden — 1.8%
135,128	Svenska Cellulosa AB SCA , Class B (SEK)	1,756,782
	Switzerland — 2.6%
30,949	Bunge Global S.A.	2,484,586
	Thailand — 2.9%
3,045,000	PTT PCL (THB)	2,810,013
	United Kingdom — 5.2%
30,091	Energean PLC (GBP) (c)	376,488
60,100	Severn Trent PLC (GBP)	2,255,441
155,906	United Utilities Group PLC (GBP)	2,442,853
		5,074,782
	United States — 47.2%
20,725	Alliance Resource Partners, L.P. (f)	541,752
30,602	American Water Works Co., Inc.	4,257,044
7,532	Andersons (The), Inc.	276,801
13,758	California Water Service Group	625,714
37,493	CF Industries Holdings, Inc.	3,449,356
132,940	Corteva, Inc.	9,908,018
65,167	Essential Utilities, Inc.	2,420,302
28,867	FMC Corp.	1,205,197
225,463	Freeport-McMoRan, Inc.	9,773,821
7,291	H2O America	378,913
90,799	International Paper Co.	4,252,117
3,990	Middlesex Water Co.	216,178
73,460	Mosaic (The) Co.	2,679,821
21,592	Select Water Solutions, Inc.	186,555
7,864	Sylvamo Corp.	393,987
13,800	UFP Industries, Inc.	1,371,168
156,766	Weyerhaeuser Co.	4,027,319
		45,964,063
	Total Common Stocks	97,037,286
	(Cost $94,391,949)
MONEY MARKET FUNDS — 0.0%
19,847	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	19,847
	(Cost $19,847)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$1,136,973	Bank of America Corp., 4.39% (g), dated 06/30/25, due 07/01/25, with a maturity value of $1,137,112. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $1,159,712. (h)	$1,136,973
	(Cost $1,136,973)

	Total Investments — 100.9%	98,194,106
	(Cost $95,548,769)
	Net Other Assets and Liabilities — (0.9)%	(892,276)
	Net Assets — 100.0%	$97,301,830

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,070,029 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,136,973.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Security is a Master Limited Partnership.
(g)	Rate shown reflects yield as of June 30, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
COP	– Colombian Peso
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RON	– Romanian New Leu
SEK	– Swedish Krona
THB	– Thai Baht
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	59.4%
Utilities	17.2
Energy	13.4
Real Estate	4.1
Consumer Staples	3.3
Industrials	1.4
Repurchase Agreements	1.2
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	66.7%
HKD	7.1
GBP	5.2
CAD	4.4
AUD	3.8
THB	2.9
INR	2.5
NOK	1.9
SEK	1.8
RON	0.7
IDR	0.7
NZD	0.6
COP	0.5
ILS	0.4
JPY	0.4
EUR	0.3
BRL	0.1
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 2,810,013	$ —	$ 2,810,013	$ —
Other Country Categories*	94,227,273	94,227,273	—	—
Money Market Funds	19,847	19,847	—	—
Repurchase Agreements	1,136,973	—	1,136,973	—
Total Investments	$98,194,106	$94,247,120	$3,946,986	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 0.7%
26,115	Dyno Nobel Ltd. (AUD)	$46,235
	Brazil — 0.3%
7,045	Tres Tentos Agroindustrial S.A. (BRL)	19,593
	Canada — 4.3%
4,709	Nutrien Ltd. (CAD)	274,396
	Chile — 1.1%
2,014	Sociedad Quimica y Minera de Chile S.A., ADR (c)	71,034
	China — 0.1%
5,948	First Tractor Co., Ltd., Class H (HKD)	5,236
	Germany — 16.4%
11,768	BASF SE (EUR)	580,270
9,223	Bayer AG (EUR)	277,419
6,572	Evonik Industries AG (EUR)	135,476
2,526	K+S AG (EUR)	46,299
		1,039,464
	India — 17.5%
5,652	Chambal Fertilisers and Chemicals Ltd. (INR)	37,253
4,159	Coromandel International Ltd. (INR)	121,491
1,578	Escorts Kubota Ltd. (INR)	61,357
16,376	Mahindra & Mahindra Ltd. (INR)	607,837
2,140	PI Industries Ltd. (INR)	102,426
7,041	Sumitomo Chemical India Ltd. (INR)	43,481
3,594	Tata Chemicals Ltd. (INR)	39,253
11,912	UPL Ltd. (INR)	91,847
		1,104,945
	Israel — 2.0%
18,158	ICL Group Ltd. (ILS)	124,475
	Japan — 6.0%
16,300	Kubota Corp. (JPY)	183,595
2,800	Mitsui Chemicals, Inc. (JPY)	64,845
800	Nippon Soda Co., Ltd. (JPY)	16,861
1,900	Nissan Chemical Corp. (JPY)	58,067
23,400	Sumitomo Chemical Co., Ltd. (JPY)	56,629
		379,997
	Malaysia — 1.5%
112,801	Petronas Chemicals Group Bhd (MYR)	93,498
	Mexico — 0.3%
27,767	Orbia Advance Corp. S.A.B. de C.V. (MXN)	19,340
Shares	Description	Value

	Netherlands — 4.0%
17,616	CNH Industrial N.V.	$228,303
2,981	OCI N.V. (EUR)	26,933
		255,236
	Qatar — 4.5%
84,251	Industries Qatar QSC (QAR)	285,773
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (c) (d) (e) (f)	0
	Singapore — 3.2%
90,400	Wilmar International Ltd. (SGD)	204,049
	Switzerland — 3.6%
145	Bucher Industries AG (CHF)	72,002
1,895	Bunge Global S.A.	152,131
		224,133
	Taiwan — 0.4%
13,799	Taiwan Fertilizer Co., Ltd. (TWD)	25,083
	Turkey — 0.8%
4,707	Gubre Fabrikalari T.A.S. (TRY) (c)	26,988
1,411	Turk Traktor ve Ziraat Makineleri A/S (TRY)	20,603
		47,591
	United States — 33.2%
1,052	AGCO Corp.	108,524
170	Alamo Group, Inc.	37,125
2,284	CF Industries Holdings, Inc.	210,128
8,666	Corteva, Inc.	645,877
1,202	Deere & Co.	611,205
1,761	FMC Corp.	73,522
153	Lindsay Corp.	22,070
4,473	Mosaic (The) Co.	163,175
814	Scotts Miracle-Gro (The) Co.	53,691
632	SiteOne Landscape Supply, Inc. (c)	76,434
1,391	Toro (The) Co.	98,316
		2,100,067
	Total Common Stocks	6,320,145
	(Cost $7,371,567)

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
45,150	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (g)	$45,150
	(Cost $45,150)

	Total Investments — 100.6%	6,365,295
	(Cost $7,416,717)
	Net Other Assets and Liabilities — (0.6)%	(38,561)
	Net Assets — 100.0%	$6,326,734

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	51.0%
Industrials	28.4
Consumer Discretionary	9.6
Consumer Staples	5.9
Health Care	4.4
Money Market Funds	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	40.8%
INR	17.4
EUR	16.7
JPY	6.0
QAR	4.5
CAD	4.3
SGD	3.2
ILS	2.0
MYR	1.5
CHF	1.1
TRY	0.7
AUD	0.7
TWD	0.4
BRL	0.3
MXN	0.3
HKD	0.1
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Other Country Categories*	6,320,145	6,320,145	—	—
Money Market Funds	45,150	45,150	—	—
Total Investments	$6,365,295	$6,365,295	$—	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 0.5%
651,558	Telstra Group Ltd. (AUD)	$2,075,504
	Brazil — 0.6%
193,265	Telefonica Brasil S.A., ADR	2,203,221
	Canada — 1.6%
91,748	BCE, Inc. (CAD)	2,034,727
76,122	Rogers Communications, Inc., Class B (CAD)	2,257,806
128,105	TELUS Corp. (CAD)	2,057,394
		6,349,927
	Cayman Islands — 1.3%
672,573	Xiaomi Corp., Class B (HKD) (c) (d) (e)	5,136,434
	China — 2.4%
3,083,498	China Tower Corp., Ltd., Class H (HKD) (c) (e)	4,407,270
1,503,555	ZTE Corp., Class H (HKD)	4,654,346
		9,061,616
	Finland — 2.5%
87,951	Elisa Oyj (EUR)	4,877,591
877,928	Nokia Oyj, ADR	4,547,667
		9,425,258
	France — 0.6%
142,681	Orange S.A. (EUR)	2,170,644
	Germany — 1.8%
55,583	Deutsche Telekom AG (EUR)	2,027,735
110,799	Infineon Technologies AG (EUR)	4,713,588
		6,741,323
	Guernsey — 1.2%
49,577	Amdocs Ltd.	4,523,406
	Hong Kong — 1.2%
3,891,366	Lenovo Group Ltd. (HKD)	4,669,669
	India — 6.6%
94,754	Bharti Airtel Ltd. (INR)	2,220,355
230,255	HCL Technologies Ltd. (INR)	4,641,077
249,084	Infosys Ltd., ADR	4,615,527
114,168	Tata Consultancy Services Ltd. (INR)	4,608,788
241,985	Tech Mahindra Ltd. (INR)	4,760,129
1,545,153	Wipro Ltd., ADR (f)	4,666,362
		25,512,238
	Indonesia — 0.5%
11,995,004	Telkom Indonesia Persero Tbk PT (IDR)	2,053,964
	Italy — 3.1%
393,467	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e)	4,810,983
Shares	Description	Value

	Italy (Continued)
69,174	Prysmian S.p.A. (EUR)	$4,892,284
4,620,681	Telecom Italia S.p.A. (EUR) (d)	2,278,418
		11,981,685
	Japan — 10.3%
192,920	Fujitsu Ltd. (JPY)	4,708,960
122,996	KDDI Corp. (JPY)	2,118,191
390,584	Kyocera Corp. (JPY)	4,701,763
229,665	Mitsubishi Electric Corp. (JPY)	4,961,549
172,895	NEC Corp. (JPY)	5,065,407
4,291,950	Nippon Telegraph & Telephone Corp. (JPY)	4,589,843
339,159	Renesas Electronics Corp. (JPY)	4,213,433
3,059,480	SoftBank Corp. (JPY)	4,737,780
179,180	Sony Group Corp. (JPY)	4,641,099
		39,738,025
	Malaysia — 0.6%
2,328,555	CelcomDigi Bhd (MYR)	2,173,429
	Mexico — 0.6%
2,417,483	America Movil S.A.B. de C.V., Series B (MXN)	2,161,814
	Netherlands — 3.0%
436,548	Koninklijke KPN N.V. (EUR)	2,126,869
21,321	NXP Semiconductors N.V.	4,658,425
152,454	STMicroelectronics N.V. (EUR)	4,659,299
		11,444,593
	Norway — 0.5%
135,603	Telenor ASA (NOK)	2,108,160
	Philippines — 0.5%
63,980	Globe Telecom, Inc. (PHP)	1,910,427
	Qatar — 0.6%
607,880	Ooredoo QPSC (QAR)	2,133,674
	Russia — 0.0%
755,018	Mobile TeleSystems PJSC, ADR (d) (g) (h) (i)	0
	Singapore — 0.5%
671,852	Singapore Telecommunications Ltd. (SGD)	2,018,462
	South Africa — 1.1%
277,347	MTN Group Ltd. (ZAR)	2,206,400
269,890	Vodacom Group Ltd. (ZAR)	2,083,963
		4,290,363
	South Korea — 5.1%
109,742	KT Corp., ADR	2,280,439
85,396	LG Electronics, Inc. (KRW)	4,669,698
106,352	Samsung Electronics Co., Ltd. (KRW)	4,712,396
46,230	Samsung SDS Co., Ltd. (KRW)	5,809,579
52,725	SK Telecom Co., Ltd. (KRW)	2,215,107
		19,687,219

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain — 1.1%
53,415	Cellnex Telecom S.A. (EUR) (c) (e)	$2,073,227
389,284	Telefonica S.A. (EUR)	2,044,253
		4,117,480
	Sweden — 2.3%
139,822	Tele2 AB, Class B (SEK)	2,043,187
543,372	Telefonaktiebolaget LM Ericsson, Class B (SEK)	4,648,662
554,251	Telia Co., AB (SEK)	1,990,076
		8,681,925
	Switzerland — 0.6%
3,011	Swisscom AG (CHF)	2,134,586
	Taiwan — 10.2%
394,462	Advantech Co., Ltd. (TWD)	4,591,164
952,944	ASE Technology Holding Co., Ltd. (TWD)	4,811,695
463,336	Chunghwa Telecom Co., Ltd. (TWD)	2,141,256
344,909	Delta Electronics, Inc. (TWD)	4,876,332
701,865	Far EasTone Telecommunications Co., Ltd. (TWD)	2,152,783
105,440	MediaTek, Inc. (TWD)	4,511,844
531,239	Taiwan Mobile Co., Ltd. (TWD)	2,091,349
21,651	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,903,735
2,934,463	United Microelectronics Corp. (TWD)	4,440,068
54,912	Wiwynn Corp. (TWD)	4,755,832
		39,276,058
	Thailand — 0.5%
230,300	Advanced Info Service PCL (THB)	1,969,421
	United Arab Emirates — 0.5%
427,484	Emirates Telecommunications Group Co. PJSC (AED)	2,048,608
	United Kingdom — 1.9%
1,893,784	BT Group PLC (GBP)	5,036,521
2,103,042	Vodafone Group PLC (GBP)	2,245,300
		7,281,821
	United States — 36.0%
38,265	Advanced Micro Devices, Inc. (d)	5,429,804
21,625	American Tower Corp.	4,779,558
19,934	Analog Devices, Inc.	4,744,691
23,320	Apple, Inc.	4,784,564
49,203	Arista Networks, Inc. (d)	5,033,959
72,696	AT&T, Inc.	2,103,822
18,328	Broadcom, Inc.	5,052,113
Shares	Description	Value

	United States (Continued)
64,185	Ciena Corp. (d)	$5,220,166
72,215	Cisco Systems, Inc.	5,010,277
46,620	Crown Castle, Inc.	4,789,273
26,362	Digital Realty Trust, Inc.	4,595,687
5,187	Equinix, Inc.	4,126,103
15,827	F5, Inc. (d)	4,658,203
254,416	Hewlett Packard Enterprise Co.	5,202,807
224,152	Intel Corp.	5,021,005
16,466	International Business Machines Corp.	4,853,847
129,121	Juniper Networks, Inc.	5,155,802
28,526	Keysight Technologies, Inc. (d)	4,674,270
67,929	Marvell Technology, Inc.	5,257,705
66,601	Microchip Technology, Inc.	4,686,712
39,951	Micron Technology, Inc.	4,923,961
11,332	Motorola Solutions, Inc.	4,764,653
32,454	NVIDIA Corp.	5,127,407
56,099	Qorvo, Inc. (d)	4,763,366
29,066	QUALCOMM, Inc.	4,629,051
20,625	SBA Communications Corp.	4,843,575
63,656	Skyworks Solutions, Inc.	4,743,645
107,277	Super Micro Computer, Inc. (d)	5,257,646
8,921	T-Mobile US, Inc.	2,125,517
47,101	Verizon Communications, Inc.	2,038,060
		138,397,249
	Total Common Stocks	383,478,203
	(Cost $328,673,026)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$1,588,676	Bank of America Corp., 4.39% (j), dated 06/30/25, due 07/01/25, with a maturity value of $1,588,870. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $1,620,450. (k)	1,588,676
	(Cost $1,588,676)

	Total Investments — 100.2%	385,066,879
	(Cost $330,261,702)
	Net Other Assets and Liabilities — (0.2)%	(833,502)
	Net Assets — 100.0%	$384,233,377

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,511,365 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,588,676.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of June 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
PHP	– Philippine Peso
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	61.4%
Communication Services	27.2
Real Estate	6.0
Industrials	2.6
Consumer Discretionary	2.4
Repurchase Agreements	0.4
Total	100.0%

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	44.7%
JPY	10.3
EUR	9.5
TWD	8.9
HKD	4.9
KRW	4.5
INR	4.2
SEK	2.3
GBP	1.9
CAD	1.7
ZAR	1.1
MYR	0.6
MXN	0.6
CHF	0.6
QAR	0.6
NOK	0.6
AUD	0.5
IDR	0.5
AED	0.5
SGD	0.5
THB	0.5
PHP	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	1,969,421	—	1,969,421	—
Other Country Categories*	381,508,782	381,508,782	—	—
Repurchase Agreements	1,588,676	—	1,588,676	—
Total Investments	$385,066,879	$381,508,782	$3,558,097	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 0.9%
55,653	IGO Ltd. (AUD)	$152,739
137,958	Pilbara Minerals Ltd. (AUD) (c)	121,214
		273,953
	Austria — 0.8%
18,288	ams-OSRAM AG (CHF) (c)	245,008
	Canada — 1.3%
38,958	BlackBerry Ltd. (c)	178,428
3,807	Magna International, Inc.	146,988
15,407	Sigma Lithium Corp. (c) (d)	69,331
		394,747
	Cayman Islands — 6.3%
2,804	Ambarella, Inc. (c)	185,246
1,559	Baidu, Inc., ADR (c)	133,700
57,009	Black Sesame International Holding Ltd. (HKD) (c)	132,320
63,642	Geely Automobile Holdings Ltd. (HKD)	129,393
9,716	Hesai Group, ADR (c)	213,266
166,364	Horizon Robotics (HKD) (c)	137,543
5,498	Li Auto, Inc., ADR (c)	149,051
37,296	NIO, Inc., ADR (c) (d)	127,925
20,911	Pony AI, Inc., ADR (c)	276,025
30,870	RoboSense Technology Co., Ltd. (HKD) (c)	126,823
12,470	WeRide, Inc., ADR (c)	98,264
6,807	XPeng, Inc., ADR (c)	121,709
66,066	Yadea Group Holdings Ltd. (HKD) (e) (f)	105,706
		1,936,971
	Chile — 0.4%
3,671	Sociedad Quimica y Minera de Chile S.A., ADR (c) (d)	129,476
	China — 2.9%
13,155	BYD Co., Ltd., Class H (HKD)	205,286
53,082	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (d) (e) (f)	154,176
80,458	Great Wall Motor Co., Ltd., Class H (HKD)	123,814
32,364	Minieye Technology Co., Ltd. (HKD) (c)	111,110
45,441	Tianqi Lithium Corp., Class H (HKD) (c) (d)	167,583
19,253	Zhejiang Leapmotor Technology Co., Ltd. (HKD) (c) (e) (f)	134,159
		896,128
	France — 3.0%
19,469	Forvia SE (EUR) (c)	197,504
Shares	Description	Value

	France (Continued)
2,134	Schneider Electric SE (EUR)	$567,605
15,021	Valeo SE (EUR) (d)	164,378
		929,487
	Germany — 2.6%
1,681	Bayerische Motoren Werke AG (EUR)	149,421
1,800	Continental AG (EUR)	157,116
4,943	Infineon Technologies AG (EUR)	210,284
2,948	Mercedes-Benz Group AG (EUR)	172,554
1,745	Wacker Chemie AG (EUR)	127,443
		816,818
	Indonesia — 0.7%
1,684,539	Merdeka Copper Gold Tbk PT (IDR) (c)	207,519
	Ireland — 0.6%
1,136	TE Connectivity PLC	191,609
	Japan — 8.1%
11,700	Aisin Corp. (JPY)	150,064
13,100	Alps Alpine Co., Ltd. (JPY)	141,229
10,000	Denso Corp. (JPY)	135,447
3,900	Furukawa Electric Co., Ltd. (JPY)	190,470
14,392	Honda Motor Co., Ltd. (JPY)	139,368
8,200	NIDEC CORP. (JPY)	159,724
52,109	Nissan Motor Co., Ltd. (JPY) (c)	126,722
11,300	Panasonic Holdings Corp. (JPY)	122,059
10,500	Renesas Electronics Corp. (JPY)	130,443
7,210	Subaru Corp. (JPY)	125,945
62,660	Toyota Motor Corp. (JPY)	1,084,764
		2,506,235
	Jersey — 0.6%
2,475	Aptiv PLC (c)	168,845
	Netherlands — 2.6%
523	Ferrari N.V. (EUR)	256,347
965	NXP Semiconductors N.V.	210,843
13,726	Stellantis N.V. (EUR)	137,578
6,462	STMicroelectronics N.V.	196,509
		801,277
	South Korea — 7.2%
1,721	Ecopro BM Co., Ltd. (KRW) (c)	128,284
732	Hyundai Mobis Co., Ltd. (KRW)	155,664
953	Hyundai Motor Co. (KRW)	143,699
2,020	Kia Corp. (KRW)	145,034
790	LG Chem Ltd. (KRW)	123,803
1,448	POSCO Future M Co., Ltd. (KRW) (c)	135,616

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
28,432	Samsung Electronics Co., Ltd. (KRW)	$1,259,806
1,005	Samsung SDI Co., Ltd. (KRW)	128,678
		2,220,584
	Sweden — 0.6%
6,680	Volvo AB, Class B (SEK)	187,389
	Taiwan — 5.3%
7,285	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,649,980
	United Kingdom — 0.6%
6,293	Sensata Technologies Holding PLC	189,482
	United States — 55.4%
10,358	Adeia, Inc.	146,462
12,412	Advanced Micro Devices, Inc. (c)	1,761,263
2,236	Albemarle Corp.	140,130
5,606	Allegro MicroSystems, Inc. (c)	191,669
7,204	Alphabet, Inc., Class A	1,269,561
1,885	Analog Devices, Inc.	448,668
5,782	Apple, Inc.	1,186,293
19,144	Aurora Innovation, Inc. (c)	100,314
4,765	BorgWarner, Inc.	159,532
1,442	Cirrus Logic, Inc. (c)	150,336
516	Cummins, Inc.	168,990
14,839	Ford Motor Co.	161,003
3,784	General Motors Co.	186,211
16,606	Intel Corp.	371,974
2,900	Lattice Semiconductor Corp. (c)	142,071
1,603	Lear Corp.	152,253
48,544	Lucid Group, Inc. (c) (d)	102,428
3,285	Marvell Technology, Inc.	254,259
12,124	MaxLinear, Inc. (c)	172,282
3,152	Microchip Technology, Inc.	221,806
4,241	Micron Technology, Inc.	522,703
2,887	Microsoft Corp.	1,436,023
9,267	Mobileye Global, Inc., Class A (c)	166,621
10,235	NVIDIA Corp.	1,617,028
3,507	ON Semiconductor Corp. (c)	183,802
1,965	PACCAR, Inc.	186,793
109,713	Plug Power, Inc. (c) (d)	163,472
2,219	Qorvo, Inc. (c)	188,415
8,192	QUALCOMM, Inc.	1,304,658
2,646	Rambus, Inc. (c)	169,397
10,674	Rivian Automotive, Inc., Class A (c) (d)	146,661
1,387	Silicon Laboratories, Inc. (c)	204,388
941	SiTime Corp. (c)	200,508
2,272	Skyworks Solutions, Inc.	169,309
Shares	Description	Value

	United States (Continued)
2,578	Synaptics, Inc. (c)	$167,106
4,362	Tesla, Inc. (c)	1,385,633
7,030	Texas Instruments, Inc.	1,459,569
		17,159,591
	Total Common Stocks	30,905,099
	(Cost $27,367,642)
RIGHTS (a) (b) — 0.0%
	South Korea — 0.0%
153	POSCO Future M Co., Ltd., expiring 7/16/2025 (KRW) (c) (g) (h)	3,401
	(Cost $0)
MONEY MARKET FUNDS — 0.0%
16,694	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (i)	16,694
	(Cost $16,694)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.8%
$853,680	Bank of America Corp., 4.39% (i), dated 06/30/25, due 07/01/25, with a maturity value of $853,784. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $870,754. (j)	853,680
	(Cost $853,680)

	Total Investments — 102.7%	31,778,874
	(Cost $28,238,016)
	Net Other Assets and Liabilities — (2.7)%	(828,742)
	Net Assets — 100.0%	$30,950,132

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $843,092 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $853,680.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $3,401 or 0.0% of net assets.

(i)	Rate shown reflects yield as of June 30, 2025.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	57.2%
Consumer Discretionary	24.7
Industrials	6.5
Communication Services	4.4
Materials	4.4
Repurchase Agreements	2.7
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	70.7%
JPY	7.9
KRW	7.0
EUR	6.7
HKD	4.8
AUD	0.9
CHF	0.8
IDR	0.6
SEK	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 30,905,099	$ 30,905,099	$ —	$ —
Rights	3,401	—	3,401	—
Money Market Funds	16,694	16,694	—	—
Repurchase Agreements	853,680	—	853,680	—
Total Investments	$31,778,874	$30,921,793	$857,081	$—

*	See Portfolio of Investments for country breakout.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 4.1%
652,653	Amazon.com, Inc. (a)	$143,185,542
	Communications Equipment — 7.3%
1,544,324	Arista Networks, Inc. (a)	157,999,789
1,414,971	Cisco Systems, Inc.	98,170,688
		256,170,477
	Diversified Telecommunication Services — 2.0%
15,982,485	Lumen Technologies, Inc. (a)	70,003,284
	Financial Services — 0.7%
528,686	Toast, Inc., Class A (a)	23,415,503
	Health Care Technology — 0.7%
79,733	Veeva Systems, Inc., Class A (a)	22,961,509
	Interactive Media & Services — 3.9%
779,080	Alphabet, Inc., Class A	137,297,268
	IT Services — 21.0%
1,174,762	Akamai Technologies, Inc. (a)	93,699,017
537,701	Cloudflare, Inc., Class A (a)	105,297,987
1,055,834	DigitalOcean Holdings, Inc. (a)	30,154,619
2,422,792	Fastly, Inc., Class A (a)	17,104,912
516,479	International Business Machines Corp.	152,247,680
590,480	MongoDB, Inc. (a)	123,994,895
623,954	Shopify, Inc., Class A (a)	71,973,094
108,429	Snowflake, Inc., Class A (a)	24,263,157
568,392	Twilio, Inc., Class A (a)	70,685,229
299,428	Wix.com Ltd. (a)	47,447,361
		736,867,951
	Media — 0.6%
296,460	Trade Desk (The), Inc., Class A (a)	21,342,155
	Professional Services — 1.2%
86,076	Paycom Software, Inc.	19,917,986
116,813	Paylocity Holding Corp. (a)	21,165,348
		41,083,334
	Software — 48.0%
161,168	Adobe, Inc. (a)	62,352,676
105,606	Appfolio, Inc., Class A (a)	24,318,950
762,835	Appian Corp., Class A (a)	22,778,253
170,224	AppLovin Corp., Class A (a)	59,592,018
1,245,112	Asana, Inc., Class A (a)	16,809,012
322,213	Atlassian Corp., Class A (a)	65,438,238
358,350	Blackbaud, Inc. (a)	23,009,653
398,716	BlackLine, Inc. (a)	22,575,300
589,632	Box, Inc., Class A (a)	20,147,725
2,904,913	Confluent, Inc., Class A (a)	72,419,481
Shares	Description	Value

	Software (Continued)
47,311	CrowdStrike Holdings, Inc., Class A (a)	$24,095,965
189,181	Datadog, Inc., Class A (a)	25,412,684
251,664	Docusign, Inc. (a)	19,602,109
772,702	Dropbox, Inc., Class A (a)	22,099,277
275,748	Elastic N.V. (a)	23,253,829
1,275,696	Five9, Inc. (a)	33,780,430
1,470,010	Gitlab, Inc., Class A (a)	66,312,151
113,408	HubSpot, Inc. (a)	63,126,295
29,601	Intuit, Inc.	23,314,636
655,879	Klaviyo, Inc., Class A (a)	22,024,417
290,637	Microsoft Corp.	144,565,750
1,744,688	Nutanix, Inc., Class A (a)	133,363,951
787,703	Open Text Corp.	23,000,928
808,317	Oracle Corp.	176,722,346
115,895	Palo Alto Networks, Inc. (a)	23,716,753
254,803	Q2 Holdings, Inc. (a)	23,847,013
160,958	Qualys, Inc. (a)	22,996,069
1,096,992	RingCentral, Inc., Class A (a)	31,099,723
701,628	Rubrik, Inc., Class A (a)	62,858,852
252,097	Salesforce, Inc.	68,744,331
147,259	SAP SE, ADR	44,781,462
66,165	ServiceNow, Inc. (a)	68,022,913
858,295	Sprout Social, Inc., Class A (a)	17,946,948
90,028	Workday, Inc., Class A (a)	21,606,720
848,460	Workiva, Inc. (a)	58,077,087
274,468	Zoom Communications, Inc. (a)	21,403,015
80,890	Zscaler, Inc. (a)	25,394,607
		1,680,611,567
	Technology Hardware, Storage & Peripherals — 10.5%
601,239	Dell Technologies, Inc., Class C	73,711,901
3,871,537	Hewlett Packard Enterprise Co.	79,172,932
674,672	NetApp, Inc.	71,886,302
2,496,733	Pure Storage, Inc., Class A (a)	143,761,886
		368,533,021
	Total Common Stocks	3,501,471,611
	(Cost $2,645,512,721)
MONEY MARKET FUNDS — 0.0%
1,936,896	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (b)	1,936,896
	(Cost $1,936,896)

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$18,808	Bank of America Corp., 4.39% (b), dated 06/30/25, due 07/01/25, with a maturity value of $18,810. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $19,184. (c)	$18,808
	(Cost $18,808)

	Total Investments — 100.0%	3,503,427,315
	(Cost $2,647,468,425)
	Net Other Assets and Liabilities — (0.0)%	(437,523)
	Net Assets — 100.0%	$3,502,989,792

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2025.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,501,471,611	$ 3,501,471,611	$ —	$ —
Money Market Funds	1,936,896	1,936,896	—	—
Repurchase Agreements	18,808	—	18,808	—
Total Investments	$3,503,427,315	$3,503,408,507	$18,808	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Brazil — 2.5%
1,416,602	Caixa Seguridade Participacoes S.A. (BRL)	$3,830,204
	Canada — 10.3%
43,220	Agnico Eagle Mines Ltd.	5,140,155
7,404	Celestica, Inc. (c)	1,155,838
36,544	Definity Financial Corp. (CAD)	2,129,978
31,608	MDA Space Ltd. (CAD) (c)	814,949
31,799	RB Global, Inc.	3,376,736
7,132	Topicus.com., Inc. (CAD) (c)	893,549
103,451	Triple Flag Precious Metals Corp.	2,450,754
		15,961,959
	Cayman Islands — 14.8%
59,438	Amer Sports, Inc. (c)	2,303,817
861,000	Country Garden Services Holdings Co., Ltd. (HKD)	719,515
89,795	Full Truck Alliance Co., Ltd., ADR	1,060,479
14,942	Futu Holdings, Ltd., ADR	1,846,682
176,700	NetEase, Inc. (HKD)	4,749,546
345,796	Pop Mart International Group Ltd. (HKD) (d) (e)	11,743,924
103,500	WuXi XDC Cayman, Inc. (HKD) (c)	548,488
		22,972,451
	Chile — 1.7%
64,867	Latam Airlines Group S.A., ADR	2,636,195
	China — 3.8%
480,000	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	1,666,253
100,100	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. (HKD) (c)	4,172,347
		5,838,600
	Denmark — 1.9%
40,206	Novonesis Novozymes B (DKK)	2,882,581
	Finland — 1.6%
468,410	Nokia Oyj, ADR	2,426,364
	Germany — 6.6%
37,693	Auto1 Group SE (EUR) (c) (d) (e)	1,214,800
9,916	Hensoldt AG (EUR)	1,137,689
68,624	Siemens Energy AG (EUR) (c)	7,926,766
		10,279,255
	Israel — 0.9%
4,359	Monday.com Ltd. (c)	1,370,818
	Italy — 1.5%
86,415	Lottomatica Group S.p.A. (EUR)	2,398,239
Shares	Description	Value

	Japan — 6.7%
82,200	Advantest Corp. (JPY)	$6,082,018
30,000	Rakuten Bank Ltd. (JPY) (c)	1,378,077
1,845,670	SoftBank Corp. (JPY)	2,858,126
		10,318,221
	Luxembourg — 6.7%
13,560	Spotify Technology S.A. (c)	10,405,130
	Netherlands — 4.7%
95,218	JBS N.V., Class A (c)	1,391,135
61,259	Technip Energies N.V. (EUR)	2,579,007
102,120	Universal Music Group N.V. (EUR)	3,305,641
		7,275,783
	Norway — 3.4%
42,927	Gjensidige Forsikring ASA (NOK)	1,087,719
171,955	Orkla ASA (NOK)	1,869,781
146,849	Telenor ASA (NOK)	2,282,997
		5,240,497
	South Africa — 0.6%
22,777	Valterra Platinum Ltd. (GBP) (c)	1,000,472
	South Korea — 5.7%
5,716	HD Hyundai Heavy Industries Co., Ltd. (KRW)	1,814,839
3,849	HD Hyundai Marine Solution Co., Ltd. (KRW)	586,077
40,952	KakaoBank Corp. (KRW)	910,314
20,343	Krafton, Inc. (KRW) (c)	5,471,628
		8,782,858
	Sweden — 3.7%
96,644	Nordnet AB publ (SEK)	2,625,280
209,209	Tele2 AB, Class B (SEK)	3,057,124
		5,682,404
	Switzerland — 6.3%
15,318	Galderma Group AG (CHF)	2,220,140
75,552	Sandoz Group AG (CHF)	4,134,436
120,740	Sportradar Group AG, Class A (c)	3,390,379
		9,744,955
	United Kingdom — 11.3%
68,207	ARM Holdings PLC, ADR (c)	11,031,800
501,884	Haleon PLC (GBP)	2,579,275
29,183	Verona Pharma PLC, ADR (c)	2,760,128
81,685	Wise PLC, Class A (GBP) (c)	1,166,096
		17,537,299
	United States — 5.1%
266,248	Gen Digital, Inc.	7,827,691
	Total Common Stocks	154,411,976
	(Cost $116,740,391)

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
45,150	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	$45,150
	(Cost $45,150)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$12,155	Bank of America Corp., 4.39% (f), dated 06/30/25, due 07/01/25, with a maturity value of $12,156. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $12,398. (g)	12,155
	(Cost $12,155)

	Total Investments — 99.8%	154,469,281
	(Cost $116,797,696)
	Net Other Assets and Liabilities — 0.2%	322,359
	Net Assets — 100.0%	$154,791,640

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Communication Services	20.8%
Information Technology	20.0
Consumer Discretionary	13.6
Industrials	12.5
Health Care	10.6
Financials	9.7
Materials	8.5
Consumer Staples	2.1
Energy	1.7
All Other	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	39.2%
HKD	15.3
EUR	12.0
JPY	6.7
KRW	5.7
CHF	4.1
SEK	3.7
NOK	3.4
GBP	3.1
CAD	2.5
BRL	2.5
DKK	1.8
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 154,411,976	$ 154,411,976	$ —	$ —
Money Market Funds	45,150	45,150	—	—
Repurchase Agreements	12,155	—	12,155	—
Total Investments	$154,469,281	$154,457,126	$12,155	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Canada — 2.3%
13,343,200	BlackBerry Ltd. (c) (d)	$61,111,856
5,791,005	Open Text Corp. (CAD)	169,211,741
		230,323,597
	France — 3.7%
1,249,560	Thales S.A. (EUR)	367,392,101
	India — 7.7%
41,706,836	Infosys Ltd., ADR (d)	772,827,671
	Israel — 8.0%
1,657,305	Check Point Software Technologies Ltd. (c)	366,678,731
990,972	CyberArk Software Ltd. (c)	403,206,687
1,019,460	Radware Ltd. (c)	30,012,903
		799,898,321
	Japan — 2.2%
3,114,573	Trend Micro, Inc. (JPY)	215,784,833
	United Kingdom — 0.2%
11,286,291	NCC Group PLC (GBP)	22,463,518
	United States — 75.7%
1,470,705	A10 Networks, Inc.	28,458,142
3,302,759	Akamai Technologies, Inc. (c)	263,428,058
2,684,701	Booz Allen Hamilton Holding Corp.	279,557,915
3,133,999	Broadcom, Inc.	863,886,824
12,034,383	Cisco Systems, Inc.	834,945,493
2,286,598	Cloudflare, Inc., Class A (c)	447,784,486
1,609,453	CrowdStrike Holdings, Inc., Class A (c)	819,710,507
1,157,860	F5, Inc. (c)	340,781,355
3,726,899	Fortinet, Inc. (c)	394,007,762
12,956,230	Gen Digital, Inc.	380,913,162
2,554,025	Leidos Holdings, Inc.	402,922,984
1,472,689	NetScout Systems, Inc. (c)	36,537,414
3,573,111	Okta, Inc. (c)	357,203,907
1,492,396	OneSpan, Inc.	24,908,089
3,942,664	Palo Alto Networks, Inc. (c)	806,826,761
767,654	Qualys, Inc. (c)	109,674,727
1,310,713	Rapid7, Inc. (c)	30,316,792
2,997,961	Rubrik, Inc., Class A (c)	268,587,326
1,036,073	Science Applications International Corp.	116,672,181
7,732,470	SentinelOne, Inc., Class A (c)	141,349,552
2,492,723	Tenable Holdings, Inc. (c)	84,204,183
2,473,980	Varonis Systems, Inc. (c)	125,554,485
1,375,858	Zscaler, Inc. (c)	431,936,860
		7,590,168,965
	Total Common Stocks	9,998,859,006
	(Cost $6,787,086,281)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
18,798,893	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (e)	$18,798,893
	(Cost $18,798,893)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$113,692,714	JPMorgan Chase & Co., 4.39% (e), dated 06/30/25, due 07/01/25, with a maturity value of $113,706,578. Collateralized by U.S. Treasury Bond, interest rate of 4.63%, due 11/15/44. The value of the collateral including accrued interest is $115,966,574. (f)	113,692,714
	(Cost $113,692,714)

	Total Investments — 101.1%	10,131,350,613
	(Cost $6,919,577,888)
	Net Other Assets and Liabilities — (1.1)%	(110,967,966)
	Net Assets — 100.0%	$10,020,382,647

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $110,789,703 and
the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $113,692,714.

(e)	Rate shown reflects yield as of June 30, 2025.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Sector Allocation	% of Total Investments
Information Technology	87.2%
Industrials	11.5
Repurchase Agreements	1.1
Money Market Funds	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,998,859,006	$ 9,998,859,006	$ —	$ —
Money Market Funds	18,798,893	18,798,893	—	—
Repurchase Agreements	113,692,714	—	113,692,714	—
Total Investments	$10,131,350,613	$10,017,657,899	$113,692,714	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 1.0%
434	BAWAG Group AG (EUR) (c) (d)	$55,418
176	Kontron AG (EUR)	5,183
		60,601
	Bermuda — 1.3%
966	SiriusPoint Ltd. (e)	19,697
1,224	Viking Holdings Ltd. (e)	65,227
		84,924
	Canada — 0.5%
229	Topicus.com., Inc. (CAD) (e)	28,691
	Cayman Islands — 1.7%
2,676	Amer Sports, Inc. (e)	103,722
	Cyprus — 0.1%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
242	Theon International PLC (EUR)	8,680
		8,680
	Denmark — 2.0%
366	Carlsberg A/S, Class B (DKK)	51,857
1,034	Novonesis Novozymes B (DKK)	74,133
		125,990
	Finland — 3.8%
16,657	Mandatum Oyj (EUR)	108,780
15,065	Nokia Oyj (EUR)	78,188
3,511	Puuilo Oyj (EUR)	53,972
		240,940
	France — 2.9%
8,217	Canal+ SA (GBP)	25,694
1,040	Cie de Saint-Gobain S.A. (EUR)	122,066
210	Exosens SAS (EUR)	9,981
2,739	Louis Hachette Group (EUR)	5,609
165	Teleperformance SE (EUR)	16,000
		179,350
	Germany — 15.5%
1,818	Auto1 Group SE (EUR) (c) (d) (e)	58,592
2,187	Daimler Truck Holding AG (EUR)	103,485
1,761	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	86,999
5,470	E.ON SE (EUR)	100,678
55	Friedrich Vorwerk Group SE (EUR)	3,797
638	Hensoldt AG (EUR)	73,200
4,639	IONOS Group SE (EUR) (e)	218,035
276	RENK Group AG (EUR)	22,062
Shares	Description	Value

	Germany (Continued)
2,207	Siemens Energy AG (EUR) (e)	$254,931
1,381	Traton SE (EUR)	44,768
		966,547
	Greece — 1.8%
2,564	Athens International Airport S.A. (EUR)	29,825
3,463	Optima bank S.A. (EUR)	81,585
		111,410
	Guernsey — 1.7%
7,133	Genius Sports Ltd. (e)	74,183
2,792	Super Group SGHC Ltd.	30,628
		104,811
	Ireland — 0.5%
122	Flutter Entertainment PLC (e)	34,863
	Israel — 1.9%
315	Monday.com Ltd. (e)	99,061
231	Oddity Tech Ltd., Class A (e)	17,433
174	Pagaya Technologies Ltd., Class A (e)	3,710
		120,204
	Italy — 6.0%
10,460	Banco BPM S.p.A. (EUR)	122,130
8,338	Lottomatica Group S.p.A. (EUR)	231,401
836	Stevanato Group S.p.A.	20,423
		373,954
	Jersey — 0.4%
519	Birkenstock Holding PLC (e)	25,524
	Luxembourg — 5.0%
1,650	Ardagh Metal Packaging S.A.	7,062
292	Spotify Technology S.A. (e)	224,064
13,806	Zabka Group S.A. (PLN) (e)	82,889
		314,015
	Netherlands — 8.6%
1,323	CTP N.V. (EUR) (c) (d)	27,802
1,431	Iveco Group N.V. (EUR)	28,150
1,348	JDE Peet’s N.V. (EUR)	38,490
1,233	Merus N.V. (e)	64,856
310	Newamsterdam Pharma Co. N.V. (e)	5,614
5,911	Technip Energies N.V. (EUR)	248,854
3,790	Universal Music Group N.V. (EUR)	122,683
		536,449
	Norway — 4.9%
850	DOF Group ASA (NOK)	7,497
1,726	Gjensidige Forsikring ASA (NOK)	43,735
7,716	Norconsult Norge A/S (NOK)	34,831
8,296	Orkla ASA (NOK)	90,208

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Norway (Continued)
565	SATS ASA (NOK) (e)	$2,040
277	Sentia A/S (NOK) (e)	1,745
1,555	SpareBank 1 Sor-Norge ASA (NOK)	28,603
4,723	Telenor ASA (NOK)	73,427
6,893	Var Energi ASA (NOK)	22,164
		304,250
	Poland — 0.1%
93	Diagnostyka S.A. (PLN)	4,314
	South Africa — 0.5%
733	Valterra Platinum Ltd. (GBP) (e)	32,197
	Spain — 2.7%
37,192	Banco de Sabadell S.A. (EUR)	118,419
897	Corp ACCIONA Energias Renovables S.A. (EUR)	20,710
1,569	Puig Brands S.A., Class B (EUR)	30,976
		170,105
	Sweden — 5.7%
6,235	Alleima AB (SEK)	49,262
291	Apotea Sverige AB (SEK) (e)	2,713
1,058	Asker Healthcare Group AB (SEK) (e)	12,189
130	Mildef Group AB (SEK)	2,725
5,180	Nordnet AB publ (SEK)	140,712
61	Roko AB (SEK) (e) (i)	14,823
594	Scandic Hotels Group AB (SEK) (c) (d)	5,170
408	Synsam AB (SEK)	2,307
6,729	Tele2 AB, Class B (SEK)	98,330
2,925	Truecaller AB, Class B (SEK)	20,745
1,808	Vimian Group AB (SEK) (e) (i)	7,644
		356,620
	Switzerland — 10.9%
1,827	Accelleron Industries AG (CHF)	128,485
985	Galderma Group AG (CHF)	142,763
70	Geberit AG (CHF)	55,051
1,315	On Holding AG, Class A (e)	68,446
2,430	Sandoz Group AG (CHF)	132,977
4,660	Sportradar Group AG, Class A (e)	130,853
397	Sunrise Communications AG, Class A (CHF)	22,375
		680,950
	United Kingdom — 15.3%
5,083	Aberdeen Group PLC (GBP)	13,061
2,243	AJ Bell PLC (GBP)	15,733
1,687	Allfunds Group PLC (EUR)	12,917
1,755	ARM Holdings PLC, ADR (e)	283,854
Shares	Description	Value

	United Kingdom (Continued)
9,362	Baltic Classifieds Group PLC (GBP)	$47,933
666	Bytes Technology Group PLC (GBP)	4,685
673	Endeavour Mining PLC (CAD)	20,752
7,349	GSK PLC (GBP)	140,217
24,833	Haleon PLC (GBP)	127,621
683	HBX Group International PLC (EUR) (e)	8,705
6,850	Ithaca Energy PLC (GBP)	14,819
5,742	LondonMetric Property PLC (GBP)	16,000
6,640	M&G PLC (GBP)	23,424
295	Marex Group PLC	11,644
2,827	Serco Group PLC (GBP)	7,839
1,643	Verona Pharma PLC, ADR (e)	155,395
3,503	Wise PLC, Class A (GBP) (e)	50,007
		954,606
	United States — 4.8%
10,276	Gen Digital, Inc.	302,114
	Virgin Islands — 0.2%
231	Etoro Group Ltd., Class A (e)	15,382
	Total Common Stocks	6,241,213
	(Cost $4,848,824)
MONEY MARKET FUNDS — 0.1%
5,798	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (j)	5,798
	(Cost $5,798)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$11,673	Bank of America Corp., 4.39% (j), dated 06/30/25, due 07/01/25, with a maturity value of $11,674. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.88%, due 04/30/26 to 06/30/30. The value of the collateral including accrued interest is $11,906. (k)	11,673
	(Cost $11,673)

	Total Investments — 100.1%	6,258,684
	(Cost $4,866,295)
	Net Other Assets and Liabilities — (0.1)%	(8,071)
	Net Assets — 100.0%	$6,250,613

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $11,036 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $11,673.

(j)	Rate shown reflects yield as of June 30, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	16.7%
Consumer Discretionary	15.7
Industrials	15.1
Financials	14.0
Health Care	13.0
Communication Services	9.9
Consumer Staples	5.0
Energy	4.8
Materials	2.9
All Other	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	40.8%
USD	28.4
GBP	8.3
CHF	7.7
SEK	5.7
NOK	4.9
DKK	2.0
PLN	1.4
CAD	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$ 8,680	$ 8,680	$ —	$ —**
Other Country Categories*	6,232,533	6,232,533	—	—
Money Market Funds	5,798	5,798	—	—
Repurchase Agreements	11,673	—	11,673	—
Total Investments	$6,258,684	$6,247,011	$11,673	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 2.8%
14,295	CAR Group Ltd. (AUD)	$352,057
1,960	REA Group Ltd. (AUD)	310,226
7,200	WiseTech Global Ltd. (AUD)	516,658
		1,178,941
	Canada — 8.9%
3,320	Descartes Systems Group (The), Inc. (CAD) (c)	337,254
29,505	Shopify, Inc., Class A (CAD) (c)	3,403,015
		3,740,269
	Cayman Islands — 48.5%
277,023	Alibaba Group Holding Ltd. (HKD)	3,874,818
83,989	Baidu, Inc., Class A (HKD) (c)	892,857
2,107	Futu Holdings, Ltd., ADR	260,404
109,151	JD.com, Inc., Class A (HKD)	1,778,408
12,999	Kanzhun Ltd., ADR (c)	231,902
105,054	Kuaishou Technology (HKD) (c) (d) (e)	847,129
139,235	Meituan, Class B (HKD) (c) (d) (e)	2,222,453
64,018	NetEase, Inc. (HKD)	1,720,750
18,372	PDD Holdings, Inc., ADR (c)	1,922,813
12,177	Sea Ltd., ADR (c)	1,947,589
63,328	Tencent Holdings Ltd. (HKD)	4,057,858
20,269	Tencent Music Entertainment Group, ADR	395,043
13,240	Vipshop Holdings Ltd., ADR	199,262
		20,351,286
	Germany — 2.1%
8,141	Delivery Hero SE (EUR) (c) (d) (e)	220,276
2,842	Scout24 SE (EUR) (d) (e)	392,021
8,322	Zalando SE (EUR) (c) (d) (e)	273,992
		886,289
	Indonesia — 0.3%
35,926,571	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	128,349
	Isle Of Man — 0.7%
24,567	Entain PLC (GBP)	303,833
	Israel — 0.8%
2,170	Wix.com Ltd. (c)	343,858
	Japan — 2.3%
94,876	LY Corp. (JPY)	349,448
15,482	Nexon Co., Ltd. (JPY)	312,854
55,973	Rakuten Group, Inc. (JPY) (c)	309,551
		971,853
	Luxembourg — 6.8%
3,714	Spotify Technology S.A. (c)	2,849,901
Shares	Description	Value

	Netherlands — 8.8%
951	Adyen N.V. (EUR) (c) (d) (e)	$1,745,772
34,567	Prosus N.V. (EUR)	1,932,899
		3,678,671
	New Zealand — 1.8%
6,443	Xero Ltd. (AUD) (c)	762,435
	South Africa — 4.6%
6,127	Naspers Ltd., Class N (ZAR)	1,908,790
	South Korea — 4.6%
11,411	Kakao Corp. (KRW)	507,306
1,171	Krafton, Inc. (KRW) (c)	314,962
5,643	NAVER Corp. (KRW)	1,097,575
		1,919,843
	Taiwan — 0.7%
9,547	International Games System Co., Ltd. (TWD)	280,410
	United Kingdom — 2.5%
33,345	Auto Trader Group PLC (GBP) (d) (e)	377,335
29,502	Rightmove PLC (GBP)	319,350
25,775	Wise PLC, Class A (GBP) (c)	367,951
		1,064,636
	United States — 3.6%
50,647	Coupang, Inc. (c)	1,517,384
	Total Common Stocks	41,886,748
	(Cost $39,953,273)
MONEY MARKET FUNDS — 0.1%
22,995	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	22,995
	(Cost $22,995)

	Total Investments — 99.9%	41,909,743
	(Cost $39,976,268)
	Net Other Assets and Liabilities — 0.1%	43,962
	Net Assets — 100.0%	$41,953,705

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Communication Services	41.9%
Consumer Discretionary	39.6
Information Technology	12.8
Financials	5.7
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
HKD	36.7%
USD	23.1
EUR	10.9
CAD	8.9
AUD	4.6
KRW	4.6
ZAR	4.6
GBP	3.3
JPY	2.3
TWD	0.7
IDR	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 41,886,748	$ 41,886,748	$ —	$ —
Money Market Funds	22,995	22,995	—	—
Total Investments	$41,909,743	$41,909,743	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Bermuda — 1.5%
596	Credicorp Ltd.	$133,218
	Brazil — 13.6%
23,057	Ambev S.A. (BRL)	56,527
28,287	B3 S.A. - Brasil Bolsa Balcao (BRL)	75,910
34,043	Banco Bradesco S.A. (Preference Shares) (BRL)	105,454
10,953	Banco do Brasil S.A. (BRL)	44,533
19,618	Banco Santander Brasil S.A. (BRL)	107,205
7,320	Centrais Eletricas Brasileiras S.A. (BRL)	54,188
30,126	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	204,884
32,150	Itausa S.A. (Preference Shares) (BRL)	64,796
44,483	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	256,921
15,163	Vale S.A. (BRL)	146,939
10,371	WEG S.A. (BRL)	81,661
		1,199,018
	Hungary — 2.6%
2,827	OTP Bank Nyrt (HUF)	225,823
	India — 13.8%
835	Adani Ports & Special Economic Zone Ltd. (INR)	14,120
473	Asian Paints Ltd. (INR)	12,912
253	Avenue Supermarts Ltd. (INR) (c) (d) (e)	12,899
3,032	Axis Bank Ltd. (INR)	42,397
117	Bajaj Auto Ltd. (INR)	11,427
2,631	Bajaj Finance Ltd. (INR)	28,731
557	Bajaj Finserv Ltd. (INR)	13,354
3,799	Bharat Electronics Ltd. (INR)	18,672
2,497	Bharti Airtel Ltd. (INR)	58,512
587	Cipla Ltd. (INR)	10,307
7,678	Eternal Ltd. (INR) (d)	23,649
366	Grasim Industries Ltd. (INR)	12,140
1,004	HCL Technologies Ltd. (INR)	20,237
7,562	HDFC Bank Ltd. (INR)	176,485
1,421	Hindalco Industries Ltd. (INR)	11,480
837	Hindustan Unilever Ltd. (INR)	22,395
7,094	ICICI Bank Ltd. (INR)	119,595
3,319	Infosys Ltd. (INR)	61,991
185	InterGlobe Aviation Ltd. (INR) (c) (d) (e)	12,892
7,455	ITC Ltd. (INR)	36,201
912	JSW Steel Ltd. (INR)	10,852
Shares	Description	Value

	India (Continued)
1,424	Kotak Mahindra Bank Ltd. (INR)	$35,924
1,039	Larsen & Toubro Ltd. (INR)	44,460
912	Mahindra & Mahindra Ltd. (INR)	33,851
131	Maruti Suzuki India Ltd. (INR)	18,941
4,480	NTPC Ltd. (INR)	17,495
4,691	Power Grid Corp. of India Ltd. (INR)	16,404
6,392	Reliance Industries Ltd. (INR)	111,845
29	Shree Cement Ltd. (INR)	10,493
1,380	Shriram Finance Ltd. (INR)	11,374
3,284	State Bank of India (INR)	31,414
1,102	Sun Pharmaceutical Industries Ltd. (INR)	21,532
919	Tata Consultancy Services Ltd. (INR)	37,099
2,147	Tata Motors Ltd. (INR)	17,224
7,909	Tata Steel Ltd. (INR)	14,734
579	Tech Mahindra Ltd. (INR)	11,390
388	Titan Co., Ltd. (INR)	16,695
217	Trent Ltd. (INR)	15,732
123	UltraTech Cement Ltd. (INR)	17,344
		1,215,199
	Mexico — 14.6%
279,753	America Movil S.A.B. de C.V., Series B (MXN)	250,167
21,179	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	218,060
29,053	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	265,564
63,401	Grupo Mexico S.A.B. de C.V., Series B (MXN)	384,031
51,733	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	171,345
		1,289,167
	Poland — 6.7%
2,940	Bank Polska Kasa Opieki S.A. (PLN)	150,901
8,145	ORLEN S.A. (PLN)	185,527
12,009	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	250,685
		587,113
	South Africa — 12.8%
661	Capitec Bank Holdings Ltd. (ZAR)	132,581
41,419	FirstRand Ltd. (ZAR)	177,081
6,979	Gold Fields Ltd. (ZAR)	163,905
13,755	MTN Group Ltd. (ZAR)	109,426

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
1,321	Naspers Ltd., Class N (ZAR)	$411,541
10,246	Standard Bank Group Ltd. (ZAR)	131,683
		1,126,217
	South Korea — 16.1%
95	Alteogen, Inc. (KRW) (d)	26,186
348	Celltrion, Inc. (KRW)	41,154
643	Hana Financial Group, Inc. (KRW)	41,117
68	Hanwha Aerospace Co., Ltd. (KRW)	42,727
133	Hyundai Mobis Co., Ltd. (KRW)	28,283
424	Hyundai Motor Co. (KRW)	63,933
837	KB Financial Group, Inc. (KRW)	68,778
535	Kia Corp. (KRW)	38,412
329	NAVER Corp. (KRW)	63,991
169	POSCO Holdings, Inc. (KRW)	32,683
34	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	24,991
14,279	Samsung Electronics Co., Ltd. (KRW)	632,694
1,078	Shinhan Financial Group Co., Ltd. (KRW)	49,044
1,235	SK Hynix, Inc. (KRW)	267,205
		1,421,198
	Taiwan — 16.2%
4,271	ASE Technology Holding Co., Ltd. (TWD)	21,566
867	Asustek Computer, Inc. (TWD)	19,114
11,269	Cathay Financial Holding Co., Ltd. (TWD)	24,226
5,543	Chunghwa Telecom Co., Ltd. (TWD)	25,616
22,369	CTBC Financial Holding Co., Ltd. (TWD)	33,463
2,413	Delta Electronics, Inc. (TWD)	34,115
18,453	E.Sun Financial Holding Co., Ltd. (TWD)	20,751
2,296	Evergreen Marine Corp. Taiwan Ltd. (TWD)	15,641
14,682	First Financial Holding Co., Ltd. (TWD)	14,601
9,941	Fubon Financial Holding Co., Ltd. (TWD)	29,709
15,369	Hon Hai Precision Industry Co., Ltd. (TWD)	84,705
1,809	MediaTek, Inc. (TWD)	77,408
14,868	Mega Financial Holding Co., Ltd. (TWD)	20,893
Shares	Description	Value

	Taiwan (Continued)
727	Novatek Microelectronics Corp. (TWD)	$13,564
3,482	Quanta Computer, Inc. (TWD)	32,720
24,835	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	901,174
5,963	Uni-President Enterprises Corp. (TWD)	16,534
15,172	United Microelectronics Corp. (TWD)	22,956
16,119	Yuanta Financial Holding Co., Ltd. (TWD)	18,844
		1,427,600
	United Kingdom — 2.0%
3,995	Anglogold Ashanti PLC (ZAR)	180,730
	Total Common Stocks	8,805,283
	(Cost $7,117,272)
MONEY MARKET FUNDS — 0.2%
16,458	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	16,458
	(Cost $16,458)

	Total Investments — 100.1%	8,821,741
	(Cost $7,133,730)
	Net Other Assets and Liabilities — (0.1)%	(7,615)
	Net Assets — 100.0%	$8,814,126

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2025.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	32.3%
Information Technology	25.4
Materials	11.3
Consumer Discretionary	7.7
Energy	6.3
Consumer Staples	6.0
Communication Services	5.8
Industrials	2.6
Health Care	1.4
All Other	1.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
TWD	16.2%
KRW	16.1
ZAR	14.8
MXN	14.6
INR	13.8
BRL	13.6
PLN	6.6
HUF	2.6
USD	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,805,283	$ 8,805,283	$ —	$ —
Money Market Funds	16,458	16,458	—	—
Total Investments	$8,821,741	$8,821,741	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
June 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Brazil — 14.8%
244,043	B3 S.A. - Brasil Bolsa Balcao (BRL)	$654,902
29,437	BB Seguridade Participacoes S.A. (BRL)	193,967
48,143	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	1,055,618
255,077	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	507,046
259,908	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	1,767,610
277,373	Itausa S.A. (Preference Shares) (BRL)	559,024
81,618	PRIO S.A. (BRL) (c)	636,948
195,606	WEG S.A. (BRL)	1,540,193
		6,915,308
	Cayman Islands — 0.2%
888	Alchip Technologies Ltd. (TWD)	94,083
	Chile — 1.0%
1,953,192	Banco de Chile (CLP)	295,403
2,793,420	Banco Santander Chile (CLP)	175,438
		470,841
	Colombia — 0.8%
31,789	Grupo Cibest S.A. (Preference Shares) (COP)	359,190
	Czech Republic — 2.5%
16,961	CEZ A/S (CZK)	996,313
3,403	Komercni Banka A/S (CZK)	164,554
		1,160,867
	Greece — 1.9%
109,872	Eurobank Ergasias Services and Holdings S.A. (EUR)	377,401
37,838	National Bank of Greece S.A. (EUR)	482,708
		860,109
	Mexico — 9.3%
39,420	Arca Continental S.A.B. de C.V. (MXN)	416,647
52,572	Coca-Cola Femsa S.A.B. de C.V. (MXN)	509,400
13,585	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	433,696
130,223	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	1,190,325
539,765	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	1,787,759
		4,337,827
Shares	Description	Value

	Philippines — 3.0%
124,550	Bank of the Philippine Islands (PHP)	$287,440
119,148	BDO Unibank, Inc. (PHP)	323,199
108,990	International Container Terminal Services, Inc. (PHP)	795,223
		1,405,862
	Poland — 7.9%
9,483	Bank Polska Kasa Opieki S.A. (PLN)	486,733
5,027	Dino Polska S.A. (PLN) (c) (d) (e)	733,614
14,340	KGHM Polska Miedz S.A. (PLN) (c)	512,832
110	LPP S.A. (PLN)	447,709
38,731	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	808,501
25,666	Powszechny Zaklad Ubezpieczen S.A. (PLN)	448,613
1,744	Santander Bank Polska S.A. (PLN)	238,833
		3,676,835
	South Africa — 15.3%
35,436	Absa Group Ltd. (ZAR)	352,283
3,626	Capitec Bank Holdings Ltd. (ZAR)	727,291
23,398	Clicks Group Ltd. (ZAR)	490,329
227,352	FirstRand Ltd. (ZAR)	972,013
70,168	Gold Fields Ltd. (ZAR)	1,647,925
93,788	Impala Platinum Holdings Ltd. (ZAR) (c)	841,953
21,285	Nedbank Group Ltd. (ZAR)	292,216
56,895	OUTsurance Group Ltd. (ZAR)	251,731
74,493	Sanlam Ltd. (ZAR)	373,101
56,243	Standard Bank Group Ltd. (ZAR)	722,840
62,116	Vodacom Group Ltd. (ZAR)	479,631
		7,151,313
	South Korea — 22.3%
2,757	Celltrion, Inc. (KRW)	326,035
5,093	Hana Financial Group, Inc. (KRW)	325,671
542	Hanwha Aerospace Co., Ltd. (KRW)	340,557
392	HD Hyundai Electric Co., Ltd. (KRW)	147,261
837	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	226,987
1,054	Hyundai Mobis Co., Ltd. (KRW)	224,139
5,663	Kakao Corp. (KRW)	251,764
6,624	KB Financial Group, Inc. (KRW)	544,311

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
4,237	Kia Corp. (KRW)	$304,213
633	Krafton, Inc. (KRW) (c)	170,257
2,606	NAVER Corp. (KRW)	506,872
266	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	195,519
979	Samsung Electro-Mechanics Co., Ltd. (KRW)	97,711
78,908	Samsung Electronics Co., Ltd. (KRW)	3,496,368
636	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	204,523
1,387	Samsung Life Insurance Co., Ltd. (KRW)	130,931
8,533	Shinhan Financial Group Co., Ltd. (KRW)	388,209
9,776	SK Hynix, Inc. (KRW)	2,115,139
1,581	SK Square Co., Ltd. (KRW) (c)	214,377
12,102	Woori Financial Group, Inc. (KRW)	201,311
		10,412,155
	Taiwan — 20.5%
5,915	Accton Technology Corp. (TWD)	147,814
5,595	Advantech Co., Ltd. (TWD)	65,121
3,344	Asia Vital Components Co., Ltd. (TWD)	85,054
8,104	Asustek Computer, Inc. (TWD)	178,659
105,295	Cathay Financial Holding Co., Ltd. (TWD)	226,363
85,850	Chang Hwa Commercial Bank Ltd. (TWD)	54,957
50,320	Compal Electronics, Inc. (TWD)	49,955
209,021	CTBC Financial Holding Co., Ltd. (TWD)	312,687
22,549	Delta Electronics, Inc. (TWD)	318,798
9,408	E Ink Holdings, Inc. (TWD)	71,175
172,425	E.Sun Financial Holding Co., Ltd. (TWD)	193,898
818	eMemory Technology, Inc. (TWD)	66,085
48,840	Eva Airways Corp. (TWD)	66,709
137,191	First Financial Holding Co., Ltd. (TWD)	136,430
92,895	Fubon Financial Holding Co., Ltd. (TWD)	277,617
6,423	Gigabyte Technology Co., Ltd. (TWD)	62,225
119,443	Hua Nan Financial Holdings Co., Ltd. (TWD)	111,216
3,071	International Games System Co., Ltd. (TWD)	90,200
Shares	Description	Value

	Taiwan (Continued)
198,174	KGI Financial Holding Co., Ltd. (TWD)	$101,421
958	Largan Precision Co., Ltd. (TWD)	78,052
26,429	Lite-On Technology Corp. (TWD)	99,973
16,899	MediaTek, Inc. (TWD)	723,119
138,934	Mega Financial Holding Co., Ltd. (TWD)	195,236
6,792	Novatek Microelectronics Corp. (TWD)	126,716
22,552	Pegatron Corp. (TWD)	59,290
3,198	PharmaEssentia Corp. (TWD) (c)	59,993
32,536	Quanta Computer, Inc. (TWD)	305,735
5,621	Realtek Semiconductor Corp. (TWD)	109,103
45,009	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	71,492
132,674	SinoPac Financial Holdings Co., Ltd. (TWD)	109,911
143,687	Taishin Financial Holding Co., Ltd. (TWD)	77,471
125,286	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	106,149
112,873	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,095,761
141,773	United Microelectronics Corp. (TWD)	214,513
33,064	Wistron Corp. (TWD)	138,653
1,152	Wiwynn Corp. (TWD)	99,773
28,537	Yang Ming Marine Transport Corp. (TWD)	69,457
150,621	Yuanta Financial Holding Co., Ltd. (TWD)	176,082
		9,532,863
	Total Common Stocks	46,377,253
	(Cost $37,684,433)
MONEY MARKET FUNDS — 0.1%
27,886	Dreyfus Government Cash Management Fund, Institutional Shares - 4.21% (f)	27,886
	(Cost $27,886)

	Total Investments — 99.6%	46,405,139
	(Cost $37,712,319)
	Net Other Assets and Liabilities — 0.4%	200,933
	Net Assets — 100.0%	$46,606,072

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2025 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2025.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	35.4%
Information Technology	27.8
Consumer Staples	8.5
Industrials	8.3
Materials	6.5
Utilities	5.5
Communication Services	3.2
Consumer Discretionary	2.1
Energy	1.4
All Other	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	22.4%
TWD	20.7
ZAR	15.4
BRL	14.9
MXN	9.4
PLN	7.9
PHP	3.0
CZK	2.5
EUR	1.9
CLP	1.0
COP	0.8
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 46,377,253	$ 46,377,253	$ —	$ —
Money Market Funds	27,886	27,886	—	—
Total Investments	$46,405,139	$46,405,139	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated

First Trust Exchange-Traded Fund II
Additional Information (Continued)
June 30, 2025 (Unaudited)
in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
First Trust Emerging Markets Human Flourishing ETF
“Bloomberg®”, Bloomberg Emerging Market Democracies Index and Emerging Markets Human Flourishing Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.